As filed with the Securities and Exchange Commission on January 7, 2009

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST (Exact Name of Registrant as Specified in Charter)

1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428 (Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(484) 530-1300 (Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class I and Class II shares of beneficial interest, without par value, of NVIT Multi-Manager Mid Cap Growth Fund, one series of the Registrant. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

Class II shares of beneficial interest, without par value, of NVIT Investor Destinations Moderate Fund, one series of the Registrant. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on February 6, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST 1200 River Road Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920

NVIT Mid Cap Growth Fund	JPMorgan NVIT Balanced Fund

IMPORTANT SHAREHOLDER INFORMATION

     Enclosed is a Notice, Proxy Statement, and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the “Meeting”) relating to the series listed above (singly, a “Fund,” and collectively, the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”). The Meeting is scheduled for April 14, 2009, at 10:00 a.m., Eastern time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

     The purpose of the Meeting is to vote on important proposals (the “Proposals”) that affect each of the Funds and your investment in one or both Funds. As a shareholder of one or both Funds, you have the opportunity to voice your opinion on the matters that affect your Fund. This package contains information about the Proposals and the materials to use when voting by mail, by telephone or through the Internet.

     The Proposals have been carefully reviewed by the Board of Trustees of the Trust (the “Board”). The Board believes that the Proposals are in the best interests of shareholders of the Funds. The Board recommends that you vote FOR the Proposals. Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly. To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package. Be sure to sign and date the card(s) before mailing them in the postage-paid envelope. You also may vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions. Your vote is extremely important, no matter how large or small your holdings may be. It is important that your vote be received by the date of the Meeting.

     Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

     If you have any questions before you vote, please call [INSERT], the Trust’s proxy agent, toll-free at [INSERT]. You may also receive a telephone call from one of [INSERT] proxy solicitation agents asking you to vote your shares. Thank you for your participation in these important initiatives.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.

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NATIONWIDE VARIABLE INSURANCE TRUST 1200 River Road Suite 1000 Conshohocken, Pennsylvania 19428 (800) 848-0920

NVIT Mid Cap Growth Fund	JPMorgan NVIT Balanced Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on: April 14, 2009

     To the shareholders of each of the series listed above of Nationwide Variable Insurance Trust, a Delaware statutory trust (the “Trust”) and to the owners of variable life insurance policies or variable annuity contracts entitled to give voting instructions to the shareholders of such series:

     Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the series listed above of the Trust will be held on April 14, 2009, at 10:00 a.m., Eastern time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. The purpose of the Meeting is to vote on each of the following proposals (the “Proposals”):

1. To approve a Plan of Reorganization by the Trust, on behalf of two of its series, NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”) and NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”), which provides for: (i) the acquisition by the Multi-Manager Fund of substantially all of the property, assets and goodwill of the Mid Cap Growth Fund, in exchange solely for shares of the Multi-Manager Fund; (ii) the pro rata distribution of shares of the Multi-Manager Fund to the shareholders of the Mid Cap Growth Fund; and (iii) the dissolution of the Mid Cap Growth Fund.

2. To approve a Plan of Reorganization and Liquidation by the Trust, on behalf of two of its series, NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”) and JPMorgan NVIT Balanced Fund (the “Balanced Fund”), which provides for: (i) the acquisition by the ID Moderate Fund of substantially all of the property, assets and goodwill of the Balanced Fund, in exchange solely for shares of the ID Moderate Fund; (ii) the pro rata distribution of shares of the ID Moderate Fund to the shareholders of the Balanced Fund; and (iii) the dissolution of the Balanced Fund.

3. To vote upon any other business as may properly come before the Meeting or any adjournment(s) thereof.

     The attached Proxy Statement/Prospectus provides additional information about the Proposals. Shareholders of record of the Mid Cap Growth Fund and the Balanced Fund and as of the close of business on January 23, 2009 are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Whether or not you plan to attend the Meeting in person, please vote your shares.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof.

By Order of the Board of Trustees,

Eric E. Miller, Secretary [INSERT DATE]

Your vote is important. In order to avoid the expense of additional solicitations, we urge you to complete, sign, date and return the enclosed proxy card(s) or voting instruction form(s) as soon as possible. For your convenience, the enclosed addressed envelope requires no postage.

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IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSALS

Below is a brief overview of Proposal 1 and Proposal 2 to be voted upon at the meeting of shareholders scheduled for April 14, 2009 (the “Meeting”). Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Nationwide Variable Insurance Trust (the “Trust”) at (800) 848-0920.

We appreciate your decision to invest with the Trust and we look forward to helping you achieve your financial goals.

What proposal(s) am I being asked to vote on?

With regard to Proposal 1, shareholders of the NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”) are being asked to vote to approve a Plan of Reorganization by the Trust, on behalf of two of its series, the NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”) and the Mid Cap Growth Fund.

With regard to Proposal 2, shareholders of the JPMorgan NVIT Balanced Fund (the “Balanced Fund”) are being asked to vote to approve a Plan of Reorganization and Liquidation by the Trust, on behalf of two of its series, the NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”) and the Balanced Fund.

Proposal 1: TO APPROVE A PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders of the Mid Cap Growth Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Mid Cap Growth Fund with and into the Multi-Manager Fund.

Why has the Board proposed this reorganization?

  The Mid Cap Growth Fund and the Multi-Manager Fund have compatible investment objectives, policies and restrictions.
  The Multi-Manager Fund has gathered a positive inflow of assets since launching on March 25, 2008, while the Mid Cap Growth Fund has lost a significant portion of its assets over the past 12 months. It is likely that the proposed reorganization would benefit shareholders of the Mid Cap Growth Fund by providing greater asset growth opportunities which may increase fund assets and ultimately could lead to economies of scale.

How will the Transaction benefit shareholders?

The Board of Trustees of the Trust (the “Board”) considered a number of factors before approving the Transaction. After considering these factors, the Board concluded that shareholders will potentially benefit from the Transaction in the following ways:

  The investment strategies and policies of the Mid Cap Growth Fund are substantially similar, but not identical to, the investment strategies and policies of the Multi-Manager Fund.
  The portfolio of the Mid Cap Growth Fund has historically been managed in substantially the same manner as the portfolio of the Multi-Manager Fund, which should allow for a relatively smooth transition for shareholders of the Mid Cap Growth Fund if the Transaction is approved.
  The Multi-Manager Fund has a similar performance record over the latest three-month period and a stronger performance record over the latest six-month period as compared to the Mid Cap Growth Fund (the Multi-Manager Fund has not yet completed a full fiscal year, therefore, one-, two-, three- and five-year period performance results are not available). (Past performance is not a guarantee of future results.)
  Shareholders of the Mid Cap Growth Fund and the Multi-Manager Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base. (There can be no assurance, however, that such savings will be realized.) The net expenses for the Multi-Manager Fund, both before and after the Transaction, are lower than the net expenses of the Mid Cap Growth Fund.
  The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Mid Cap Growth Fund will not recognize any gain or loss as a result of the exchange of their shares of the Mid Cap Growth Fund for shares of the Multi-Manager Fund; and (ii) the Multi-Manager Fund and its shareholders will not recognize any gain or loss upon receipt of the Mid Cap Growth Fund’s assets.

How will the Transaction work?

If shareholders of the Mid Cap Growth Fund approve the Plan of Reorganization, substantially all of the Mid Cap Growth Fund’s assets will be transferred to the Multi-Manager Fund in exchange for the Multi-Manager Fund’s shares equal in value to the assets of the Mid Cap Growth Fund that are transferred to the Multi-Manager Fund. The Multi-Manager Fund shares will then be distributed pro rata to the Mid Cap Growth Fund’s shareholders and the Mid Cap Growth Fund will be liquidated and dissolved. The Transaction will result in shares of the Mid Cap Growth Fund being exchanged for Multi-Manager Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to shares of the Mid Cap Growth Fund.

More detailed information about the transfer of assets by the Mid Cap Growth Fund and the issuance of shares by the Multi-Manager Fund can be found in the Proxy Statement/Prospectus.

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Will Portfolio Management change?

Yes. While Nationwide Fund Advisors (“NFA”) manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds, subject to the supervision of the Board, NFA also determines the allocation of the Funds’ assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Multi-Manager Fund’s subadvisers are Neuberger Berman Management Inc. and American Century Investment Management and the Mid Cap Growth Fund’s subadviser is NorthPointe Capital LLC. Further information about each subadviser and portfolio managers can be found in the Proxy Statement/Prospectus.

What is the anticipated timetable for the Transaction?

     The shareholder meeting is scheduled for April 14, 2009. It is currently anticipated that the Transaction, if approved by shareholders, should occur on or before April 30, 2009. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

Proposal 2: TO APPROVE A PLAN OF REORGANIZATION AND LIQUIDATION

What reorganization is the Board proposing?

Shareholders of the Balanced Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Balanced Fund with and into the ID Moderate Fund.

Why has the Board proposed this reorganization?

  The Balanced Fund and the ID Moderate Fund have compatible investment objectives, policies and restrictions.
  As of October 31, 2008, the ID Moderate Fund had approximately $2.2 billion in assets, while the Balanced Fund lost a significant portion of its assets over the past 12 months and has approximately $109.3 million in assets. It is likely that the proposed reorganization would benefit shareholders of the Balanced Fund by providing greater potential distribution opportunities which may increase fund assets and ultimately could lead to economies of scale.

How will the Transaction benefit shareholders?

The Board of Trustees of the Trust (the “Board”) considered a number of factors before approving the Transaction. After considering these factors, the Board concluded that shareholders will potentially benefit from the Transaction in the following ways:

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  The investment strategies and policies of the Balanced Fund are similar to the investment strategies and policies of the ID Moderate Fund.
  At a broad level, both Funds are targeted at similar asset allocations, which should allow for a relatively smooth transition for shareholders of the Balanced Fund if the Transaction is approved.
  The ID Moderate Fund had substantially better performance than the Balanced Fund for the trailing 1-year, 3-year and 5-year periods. (Past performance is not a guarantee of future results.)
  Shareholders of the Balanced Fund and the ID Moderate Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base. (There can be no assurance, however, that such savings will be realized.) The net expenses for the ID Moderate Fund, both before and after the Transaction, are lower than the net expenses of the Balanced Fund.
  Due to the liquidation of the Balanced Fund’s portfolio to cash prior to the closing of the Transaction, its transfer of cash to the ID Moderate Fund at the time of the closing, and the ID Moderate Fund use of such cash to purchase shares of underlying mutual funds (the “Underlying Funds”), the Transaction, while not free from doubt, should not qualify as a tax-free reorganization. However, as a practical matter, investors in the Balanced Fund should not incur any adverse tax consequences on account of the Transaction because the investors hold shares through variable annuity and variable life insurance contracts, which contracts themselves provide for the deferral of taxable income and gains. The ID Moderate Fund and its shareholders will not recognize any gain or loss upon receipt of the Balanced Fund’s assets.

How will the Transaction work?

If shareholders of the Balanced Fund approve the Plan of Reorganization and Liquidation, substantially all of the Balanced Fund’s assets will be reduced to cash prior to the Closing Date (as defined in the Proxy Statement/Prospectus) and, at the closing, the Balanced Fund will deliver cash denominated in U.S. currency to the ID Moderate Fund in exchange for the ID Moderate Fund’s shares equal in value to the amount of cash that the Balanced Fund delivered to the ID Moderate Fund. The ID Moderate Fund shares will then be distributed pro rata to the Balanced Fund’s shareholders and the Balanced Fund will be liquidated and dissolved. The Transaction will result in shares of the Balanced Fund being exchanged for ID Moderate Fund shares equal in value (but having a different price per share and a different class of shares, as well as different fees and expenses) to shares of the Balanced Fund.

More detailed information about the transfer of assets by the Balanced Fund and the issuance of shares by the ID Moderate Fund can be found in the Proxy Statement/Prospectus.

Will Portfolio Management change?

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     Yes. While Nationwide Fund Advisors manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds, subject to the supervision of the Board, NFA also determines the allocation of the Balanced Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Balanced Fund is managed by a subadviser, JPMorgan Investment Management, Inc. For the ID Moderate Fund, NFA allocates the ID Moderate Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors this allocation, as well as factors that could influence the allocations, such as market and economic conditions. NFA is responsible for making changes to allocations from time to time as appropriate given the risk profile and individual strategies of the ID Moderate Fund and in order to achieve the ID Moderate Fund’s investment objective. Further information about NFA and portfolio managers can be found in the Proxy Statement/Prospectus.

What is the anticipated timetable for the Transaction?

     The shareholder meeting is scheduled for April 14, 2009. It is currently anticipated that the Transaction, if approved by shareholders, should occur on or before April 30, 2009. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the Proposals?

Yes. The Board has unanimously approved the Proposals and recommends that you vote to approve them.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Funds that you own on the record date. Mid Cap Growth Fund’s shareholders may only vote for Proposal 1, and the Balanced Fund’s shareholders may only vote for Proposal 2. If you are a shareholder of both Funds, please vote for Proposal 1 and Proposal 2. The record date is January 23, 2009.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. In addition, you may also vote through the Internet by visiting [Internet] and following the on-line instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call [INSERT], the Funds’ proxy solicitor, at [INSERT].

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How do I sign the proxy card?

     Please sign exactly as your name appears on the proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

How can I find more information on the Proposals?

You should read the Proxy Statement/Prospectus that provides details regarding the proposals. If you have any questions, please call [INSERT], the proxy solicitor, at [INSERT].

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PROXY STATEMENT/PROSPECTUS TABLE OF CONTENTS

Proposal 1: To Approve a Plan of Reorganization for the Mid Cap Growth Fund Page

Summary
What is the purpose of Proposal 1?
How do the investment objectives, strategies and policies of the
Mid Cap Growth Fund and the Multi-Manager Fund compare?
What are the principal risks associated with investments in the
Mid Cap Growth Fund and the Multi-Manager Fund?
What are the general tax consequences of the Transaction?
Who manages the Funds?
What are the fees and expenses of the Funds and what might they be after the Transaction?
How do the performance records of the Funds compare?
Where can I find more financial information about the Funds?
What are other key features of the Funds?

Reasons for the Transaction

Information About the Transaction and the Plan
How will the Transaction be carried out?
Who will pay the expenses of the Transaction?
What are the tax consequences of the Transaction?
What should I know about shares of the Multi-Manager Fund?
What are the capitalizations of the Funds and what might the capitalizations be after the Transaction?

Comparison of Investment Objectives, Strategies, Policies and Risks
Are there any significant differences between the investment objectives of the Mid Cap Growth Fund and the Multi-Manager Fund?
Are there any significant differences between the investment strategies and policies of the Mid Cap Growth Fund and the Multi-Manager Fund?
How do the fundamental investment restrictions of the
Funds differ?
What are the risk factors associated with investments in
the Funds?
What vote is necessary to approve the Plan?

Proposal 2: To Approve a Plan of Reorganization and Liquidation for the Balanced Fund

Summary
What is the purpose of Proposal 2?
How do the investment objectives, strategies and policies of the
Balanced Fund and the ID Moderate Fund compare?
What are the principal risks associated with investments in the
Balanced Fund and the ID Moderate Fund?
What are the general tax consequences of the Transaction?
Who manages the Funds?
What are the fees and expenses of the Funds and what might they be after the Transaction?
How do the performance records of the Funds compare?
Where can I find more financial information about the Funds?
What are other key features of the Funds?

Reasons for the Transaction

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Information About the Transaction and the Plan
How will the Transaction be carried out?
Who will pay the expenses of the Transaction?
What are the tax consequences of the Transaction?
What should I know about shares of the ID Moderate Fund?
What are the capitalizations of the Funds and what might the capitalizations be after the Transaction?

Comparison of Investment Objectives, Strategies, Policies and Risks
Are there any significant differences between the investment objectives of the Balanced Fund and the ID Moderate Fund?
Are there any significant differences between the investment strategies and policies of the Balanced Fund and the ID Moderate Fund?
How do the fundamental investment restrictions of the
Funds differ?
What are the risk factors associated with investments in
the Funds?
What vote is necessary to approve the Plan?

More Information About the Funds

Voting Information

Principal Holders of Shares

EXHIBITS

Exhibit A – Form of Plan of Reorganization
Exhibit B – Form of Plan of Reorganization and Liquidation
Exhibit C – Principal Holders of Shares as of Record Date

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NATIONWIDE VARIABLE INSURANCE TRUST
1200 River Road
Suite 1000
Conshohocken, Pennsylvania 19428
(800) 848-0920

PROXY STATEMENT/PROSPECTUS

Dated [INSERT]

Acquisition of the Assets of:	Acquisition of the Assets of:

NVIT MID CAP GROWTH FUND	JPMORGAN NVIT BALANCED FUND
(a series of Nationwide Variable Insurance Trust)	(a series of Nationwide Variable Insurance Trust)

By and in exchange for shares of:	By and in exchange for shares of:

NVIT MULTI-MANAGER MID CAP GROWTH	NVIT INVESTOR DESTINATIONS MODERATE
FUND	FUND
(a series of Nationwide Variable Insurance Trust)	(a series of Nationwide Variable Insurance Trust)

     This Proxy Statement/Prospectus solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and JPMorgan NVIT Balanced Fund (the “Balanced Fund”), each a series of Nationwide Variable Insurance Trust (the “Trust”). The Mid Cap Growth Fund and the Balanced Fund are also referred to individually as an “Acquired Fund” and collectively as the “Acquired Funds.” The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the approval of the proposals (the “Proposals”), as more fully described below.

     The principal office of the Trust is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. You can reach the offices of the Trust by telephone by calling (800) 848-0920.

     The Meeting is scheduled for April 14, 2009, at 10:00 a.m., Eastern time, at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. The Board, on behalf of the Acquired Funds, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about [INSERT DATE].

     This Proxy Statement/Prospectus sets forth concisely information about an investment in the NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”), which is relevant if you are a shareholder of the Mid Cap Growth Fund, and the NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”), which is relevant if you are a shareholder of the Balanced Fund, in each case that you should know before voting on the Proposal(s). You should retain it for future reference. The Multi-Manager Fund is a diversified series of the Trust and the ID Moderate Fund is a non-diversified series of the Trust. The Multi-Manager Fund and the ID Moderate Fund are also referred to individually as an “Acquiring Fund” and collectively as the “Acquiring Funds.” A Statement of Additional Information dated [INSERT DATE] (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Funds, the Acquired Funds (each, a “Fund” and, collectively, the “Funds”) and the Proposals, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. Additional information about the Acquiring Funds can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov. Shareholders can review and copy information about the Acquiring Funds and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

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     The prospectus of the Multi-Manager Fund dated March 24, 2008 (as revised May 1, 2008) (the “Multi-Manager Fund Prospectus”) and the prospectus of the ID Moderate Fund dated May 1, 2008 (the “ID Moderate Fund Prospectus”), each as amended to date (each, an “Acquiring Fund Prospectus”), are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Funds. The prospectus of the Mid Cap Growth Fund dated May 1, 2008 (the “Mid Cap Growth Fund Prospectus”) and the prospectus of the Balanced Fund dated May 1, 2008 (the “Balanced Fund Prospectus”), each as amended to date (each, an “Acquired Fund Prospectus”), provide additional information about the Acquired Funds and are incorporated herein by reference.

     You can request a free copy of the Statement of Additional Information, each Acquiring Fund Prospectus, each Acquired Fund Prospectus, the Annual Report to Shareholders of the Acquiring Funds or the Acquired Funds, as applicable, for the fiscal year ended December 31, 2007 and December 31, 2008 (when available) (collectively, the “Annual Report”) or the Semi-Annual Report to Shareholders of the Acquiring Funds or the Acquired Funds, as applicable, for the period ended June 30, 2008, by calling 1-800-848-6331, or by writing to the Trust at Attention: 1200 River Road, Suite 100, Conshohocken, Pennsylvania 19428.

     This Proxy Statement/Prospectus is also being furnished in connection with the solicitation of voting instructions by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”) and certain other insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) from owners of variable annuity contracts and variable insurance policies (collectively, “variable contracts”) having contract values allocated to a subaccount of a Nationwide Life or Participating Insurance Company separate account invested in shares of the Funds.

     For purposes of this Proxy Statement, the terms “you,” “your,” and “shareholder” refer to both variable contract owners who invest in the Funds through their variable contracts as well as Nationwide Life and the Participating Insurance Companies and other direct shareholders of the Funds.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?

     Not all of the Proposals described in this Proxy Statement/Prospectus affect each Acquired Fund. Specifically, not all shareholders will be voting on each of Proposals 1 and 2. The table below indicates which Acquired Fund’s shareholders will be voting on the Proposals described in this Proxy Statement/Prospectus.

Proposal Summary	Fund Whose Shareholders are Entitled to Vote
1. To approve a Plan of Reorganization by the Trust, on
behalf of two of its series, the Multi-Manager Fund and
the Mid Cap Growth Fund, which provides for: (i) the
acquisition by the Multi-Manager Fund of substantially
all of the property, assets and goodwill of the Mid Cap
Growth Fund, in exchange solely for shares of the Multi-
Manager Fund; (ii) the pro rata distribution of shares of
the Multi-Manager Fund to the shareholders of the Mid
Cap Growth Fund; and (iii) the dissolution of the Mid
Cap Growth Fund.	Mid Cap Growth Fund
2. To approve a Plan of Reorganization and Liquidation
by the Trust, on behalf of two of its series, the ID
Moderate Fund and the Balanced Fund, which provides
for: (i) the acquisition by the ID Moderate Fund of	Balanced Fund, voting separately by share class

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substantially all of the property, assets and goodwill of
the Balanced Fund, in exchange solely for shares of the
ID Moderate Fund; (ii) the pro rata distribution of shares
of the ID Moderate Fund to the shareholders of the
Balanced Fund; and (iii) the dissolution of the Balanced
Fund.

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PROPOSAL 1 TO APPROVE A PLAN OF REORGANIZATION FOR THE MID CAP GROWTH FUND

     Shareholders of the Mid Cap Growth Fund are being asked to consider and approve a Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Mid Cap Growth Fund with and into the Multi-Manager Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Multi-Manager Fund of substantially all of the property, assets and goodwill of the Mid Cap Growth Fund in exchange solely for shares of the Multi-Manager Fund; (ii) the pro rata distribution of shares of the Multi-Manager Fund to shareholders of the Mid Cap Growth Fund; and (iii) the liquidation and dissolution of the Mid Cap Growth Fund. If the shareholders of the Mid Cap Growth Fund vote to approve the Plan, as a shareholder of the Mid Cap Growth Fund, you will receive Multi-Manager Fund shares equal in total value to your investment in the Mid Cap Growth Fund. The Mid Cap Growth Fund will then be liquidated.

SUMMARY OF PROPOSAL 1

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit A, and the Multi-Manager Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of Proposal 1?

     The Board approved the Plan for the Mid Cap Growth Fund and recommends that shareholders of the Mid Cap Growth Fund approve the Plan. If shareholders of the Mid Cap Growth Fund approve the Plan, substantially all of the Mid Cap Growth Fund’s assets will be transferred to the Multi-Manager Fund in exchange for the Multi-Manager Fund’s shares equal in value to the assets of the Mid Cap Growth Fund that are transferred to the Multi-Manager Fund. The Multi-Manager Fund shares will then be distributed pro rata to the Mid Cap Growth Fund’s shareholders and the Mid Cap Growth Fund will be liquidated and dissolved. The proposed transaction for the Mid Cap Growth Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved for the Mid Cap Growth Fund, will result in your shares of the Mid Cap Growth Fund being exchanged for Multi-Manager Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to your shares of the Mid Cap Growth Fund. This means that you will cease to be a shareholder of the Mid Cap Growth Fund and will become a shareholder of the Multi-Manager Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or before April 30, 2009.

     For the reasons set forth below under “Reasons for the Transaction,” the Board of the Trust has concluded that the Transaction is in the best interests of the Mid Cap Growth Fund and the Multi-Manager Fund. The Board has also concluded that the interests of the existing shareholders of the Mid Cap Growth Fund and the Multi-Manager Fund will not be diluted as a result of the Transaction.

How do the investment objectives, strategies and policies of the Mid Cap Growth Fund and the Multi-Manager Fund compare?

     The investment objective of the Mid Cap Growth Fund is substantially similar, but not identical, to the investment objective of the Multi-Manager Fund. The Mid Cap Growth Fund seeks long-term capital appreciation. The Multi-Manager Fund seeks long-term capital growth. The Mid Cap Growth Fund’s and Multi-Manager Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days written notice to shareholders. In addition, the investment strategies and policies of the Mid Cap Growth Fund are substantially similar, but not identical, to the investment strategies and policies of the Multi-Manager Fund. Under normal circumstances, the Mid Cap Growth Fund and the Multi-Manager Fund invest at least 80% of the value of their respective net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. However, the Mid Cap Growth Fund and Multi-Manager Fund may use different approaches in achieving their investment objectives.

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     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies and Risks” below.

What are the principal risks associated with investments in the Mid Cap Growth Fund and the Multi-Manager Fund?

     As with most investments, investments in the Mid Cap Growth Fund and the Multi-Manager Fund involve certain risks. There can be no guarantee against losses resulting from an investment in either the Mid Cap Growth Fund or Multi-Manager Fund, nor is there any assurance that either the Mid Cap Growth Fund or Multi-Manager Fund will achieve its investment objective.

     The risks associated with an investment in the Mid Cap Growth Fund are substantially similar to the risks associated with an investment in the Multi-Manager Fund. The Mid Cap Growth Fund and Multi-Manager Fund both invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases. Also, the Mid Cap Growth Fund and the Multi-Manager Fund both invest in mid-cap companies. For both Funds, mid-cap companies have market capitalizations similar to those of companies included in the Russell Midcap Index. These companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Additionally, the Mid Cap Growth Fund and the Multi-Manager Fund both focus on growth style investing, which involves buying stock of companies that the Funds’ subadvisers believe to have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Growth investing involves buying stocks that have relatively high prices in relation to their earnings, and growth stocks can be more volatile than other stocks because growth stocks are generally more sensitive to investor perceptions and market movements.

     The Mid Cap Growth Fund and the Multi-Manager Fund, however, have several principal risk differences. Foreign securities, which the Multi-Manager Fund may invest in, are more volatile, harder to price and less liquid than U.S. securities. The Multi-Manager Fund may also invest in derivative instruments. These types of investments can disproportionately increase losses and reduce opportunities for gains when the securities prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. The Multi-Manager Fund is also managed through two subadvisers. As a result of the independent security selection of each subadviser, the Multi-Manager Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Multi-Manager Fund were managed by a single subadviser, such as with the Mid Cap Growth Fund. Additionally, the Multi-Manager Fund has a higher portfolio turnover rate, which increases transaction costs and may adversely impact the Multi-Manager Fund’s performance and increase share price volatility.

     For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies and Risks” below.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Mid Cap Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the Multi-Manager Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction and the Plan - What are the tax consequences of the Transaction?”

Who manages the Funds?

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     The management of the business and affairs of the Mid Cap Growth Fund and the Multi-Manager Fund is the responsibility of the Board of the Trust. The Board and senior management select officers who are responsible for the day-to-day operations of the Funds.

     Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Board of the Trust, NFA also determines the allocation of the Funds’ assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. As of [INSERT], NFA managed in the aggregate more than $[INSERT] in assets in various investment company accounts.

     Subject to the supervision of NFA and the Board, a subadviser will manage all or a portion of the Funds’ assets in accordance with the Funds’ investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Mid Cap Growth Fund

     NorthPointe Capital LLC (“NorthPointe”) is the subadviser for the Mid Cap Growth Fund and is located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe was organized in 1999 as a domestic equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds.

     Robert D. Glise, CFA, is responsible for the day-to-day management of the Mid Cap Growth Fund and investment selection. Mr. Glise joined NorthPointe in April 2002 and has managed the Mid Cap Growth Fund since October 2002. Mr. Glise has over 13 years experience managing mid capitalization securities.

Multi-Manager Fund

     Neuberger Berman Management Inc. (“Neuberger Berman”) is the subadviser for a portion of the Multi-Manager Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

     Kenneth J. Turek, CFA, is the portfolio manager for the portion of the Multi-Manager Fund subadvised by Neuberger Berman. Mr. Turek is a Vice President of Neuberger Berman Management Inc. He joined Neuberger Berman in 2002 and is a member of Neuberger Berman’s Growth Equity Team. Mr. Turek holds a B.A. from the University of Wisconsin at Madison and an M.B.A. from DePaul University.

     American Century Investment Management (“American Century”) is also a subadviser for a portion of the Multi-Manager Fund. American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958.

     American Century uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objectives and strategy. The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management for the Fund are Glenn Fogle, CFA and Brad Eixmann, CFA. Mr. Fogle is a Senior Vice President and Senior Portfolio Manager for American Century, and has been with American Century since 1990. Mr. Fogle holds a bachelors of business administration and a masters in finance, both from Texas Christian University. Mr. Eixmann has been a portfolio manager for American Century since 2002. Mr. Eixmann holds a bachelors of managerial studies and economics from Rice University and a masters of business administration from the University of Texas.

What are the fees and expenses of each Fund and what might they be after the Transaction?

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     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds, followed by those estimated to be charged with respect to the Multi-Manager Fund after the Transaction. The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended December 31, 2007.

FEE TABLES FOR

THE MID CAP GROWTH FUND AND THE MULTI-MANAGER FUND

A. Mid Cap Growth Fund Class I Shares
	Actual
	Mid Cap Growth Fund– Class I	Multi- Manager Fund – Class I	Pro forma Multi-Manager Fund – Class I After Transaction

Shareholder Fees (paid directly from your	None	None	None
investment)[1]
Short-Term Trading Fee (as a percentage of	None	None	None
amount redeemed)
Annual Fund Operating Expenses (deducted
from Fund assets)
Management Fees	0.74%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.23%[3]	0.22%[4]	0.19%[4]
TOTAL ANNUAL FUND OPERATING	0.97%	0.97%[6]	0.94%[8]
EXPENSES
Amount of Fee	None	0.08%[7]	0.05%[7]
Waiver/Expense Reimbursement
TOTAL ANNUAL FUND	0.97%	0.89%	0.89%
OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE
REIMBURSEMENTS)

B. Mid Cap Growth Fund Class II Shares
	Actual Mid Cap Growth Fund – Class II	Multi- Manager Fund – Class II	Pro forma Multi-Manager Fund – Class II After Transaction

Shareholder Fees (paid directly from your
investment) [1]	None	None	None
Short-Term Trading Fee (as a percentage of
amount redeemed)	None	None	None
Annual Fund Operating Expenses (deducted
from Fund assets)
Management Fees	0.74%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.23%[3]	0.22%[4]	0.19%[4]
TOTAL ANNUAL FUND OPERATING
EXPENSES	1.22%	1.22%[6]	1.19%[8]
Amount of Fee
Waiver/Expense Reimbursement	None	0.08%[7]	0.05%[7]

7

TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE
REIMBURSEMENTS)	1.22%	1.14%	1.14%

C. Mid Cap Growth Fund Class III Shares
	Actual
	Mid Cap Growth Fund – Class III	Multi- Manager Fund – Class I	Pro forma Multi- Manager Fund – Class I After Transaction

Shareholder Fees (paid directly from your
investment) [1]	None	None	None
Short-Term Trading Fee (as a percentage of
amount redeemed)	1.00%[2]	None	None
Annual Fund Operating Expenses (deducted from
Fund assets)
Management Fees	0.74%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.26%[3]	0.22%[4]	0.19%[4]
TOTAL ANNUAL FUND OPERATING
EXPENSES	1.00%	0.97%[6]	0.94%[8]
Amount of Fee
Waiver/Expense Reimbursement	None	0.08%[7]	0.05%[7]
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE
REIMBURSEMENTS)	1.00%	0.89%	0.89%

D. Mid Cap Growth Fund Class IV Shares
	Actual
	Mid Cap Growth Fund – Class IV	Multi- Manager Fund – Class I	Pro forma Multi- Manager Fund – Class I After Transaction

Shareholder Fees (paid directly from your
investment) [1]	None	None	None
Short-Term Trading Fee (as a percentage of
amount redeemed)	None	None	None
Annual Fund Operating Expenses (deducted from
Fund assets)
Management Fees	0.74%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.21%[3]	0.22%[4]	0.19%[4]
TOTAL ANNUAL FUND OPERATING
EXPENSES	0.95%	0.97%[6]	0.94%[8]
Amount of Fee
Waiver/Expense Reimbursement	None[5]	0.08%[7]	0.05%[7]

8

TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE
REIMBURSEMENTS)	0.95%	0.89%	0.89%

[1]	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

[2]	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Mid Cap Growth Fund’s prospectus.

[3]	“Other Expenses” include administrative services fees which currently are 0.15%, 0.15%, 0.18%, and 0.13% for Class I, Class II, Class III and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I, Class II and Class III shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Mid Cap Growth Fund does not currently sell its shares to insurance companies that charge the full amounts permitted. If the full amounts of administrative services fees were charged, total operating expenses, after fee waivers and/or reimbursements, would be 1.07%, 1.32%, 1.07%, and 1.02% for Class I, Class II, Class III and Class IV shares, respectively.

[4]	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.07% and 0.07%, respectively, during the fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Multi-Manager Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

[5]	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.95% for Class IV shares until at least May 1, 2009. This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Mid Cap Growth Fund to exceed the expense limitation in the agreement.
Currently, Class IV shares are below or at the expense limit.

[6]	Expenses are estimated based on the Multi-Manager Fund’s projected net assets for the fiscal year ending December 31, 2008.

[7]	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.82% for all share classes until at least July 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Multi-Manager Fund to exceed the expense limitation in the agreement.

[8]	Expenses are estimated based on the combined net assets of the Mid Cap Growth Fund and Multi-Manager Fund as of June 30, 2008.

Examples

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     These Examples are intended to help you compare the costs of investing in Mid Cap Growth Fund shares with the cost of investing in Multi-Manager Fund shares of the comparable class, both before and after the Transaction. The Examples, however, do not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Mid Cap Growth Fund Class I Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Fund – Class I Shares	$99	$309	$536	$1,190
Multi-Manager Fund – Class I Shares	$91	$301	$529	$1,182
Pro forma Multi-Manager Fund – Class I shares	$91	$295	$515	$1,150
(after the Transaction)

Mid Cap Growth Fund Class II Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Fund – Class II Shares	$124	$387	$670	$1,477
Multi-Manager Fund – Class II Shares	$116	$379	$663	$1,470
Pro forma Multi-Manager Fund – Class II	$116	$373	$650	$1,439
Shares (after the Transaction)

Mid Cap Growth Fund Class III Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Fund – Class III Shares[1]	$102	$318	$552	$1,225
Multi-Manager Fund – Class I Shares	$91	$301	$529	$1,182
Pro forma Multi-Manager Fund – Class I Shares	$91	$295	$515	$1,150
(after the Transaction)

Mid Cap Growth Fund Class IV Shares	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Fund – Class IV Shares	$97	$303	$525	$1,166
Multi-Manager Fund – Class I Shares	$91	$301	$529	$1,182
Pro forma Multi-Manager Fund - Class I Shares
(after the Transaction)	$91	$295	$515	$1,150

1 With respect to Class III shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

     These are just examples. They do not represent past or future expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the proposed Transaction. The performance history of the Mid Cap Growth Fund and Multi-Manager Fund, as of September 30, 2008, was among the factors that the Board considered. The performance history of the Mid Cap Growth Fund and Multi-Manager Fund (without any charges imposed by variable insurance contracts) as of September 30, 2008 is shown below:

Average Annual Total Returns
10 Years or
Fund and Class	1 Year	3 Years	5 Years	Since

10

				Inception [1]
Mid Cap Growth Fund—Class I	(29.40%)	(3.79%)	4.33%	8.14%
Multi-Manager Fund—Class I	N/A	N/A	N/A	(12.80%)

Mid Cap Growth Fund—Class II	(29.57%)	(4.03%)	4.13%	7.85%
Multi-Manager Fund —Class II	N/A	N/A	N/A	(13.00%)

Mid Cap Growth Fund—Class III	(29.37%)	(3.78%)	4.34%	8.15%
Multi-Manager Fund —Class I	N/A	N/A	N/A	(12.80%)

Mid Cap Growth Fund—Class IV	(29.36%)	(3.76%)	4.37%	8.16%
Multi-Manager Fund —Class I	N/A	N/A	N/A	(12.80%)
[1] The Multi-Manager Fund did not begin operations until March 25, 2008.

Where can I find more financial information about the Funds?

     The Multi-Manager Fund’s Annual Report and the Mid Cap Growth Fund’s Annual Report contain a discussion of the Funds’ performance during the fiscal year ending December 31, 2007 and show per share information for each of the previous five fiscal years, if applicable. Each Fund’s Annual Report for the fiscal year ending December 31, 2008 will be available on or after February 28, 2009. These documents, and the Funds’ most recent Semi-Annual Reports (June 30, 2008), are available upon request. (See “More Information About the Funds.”) The Multi-Manager Fund Prospectus also contains further financial information about the Multi-Manager Fund.

What are other key features of the Funds?

     Investment Advisory Fees. NFA is the investment adviser of each Fund. NFA has entered into separate investment advisory agreements relating to each Fund. The investment advisory fees for the Funds are:

Fund Mid Cap Growth Fund	Investment Advisory Fee 0.75% on assets up to $200 million 0.70% for assets of $200 million and more
Multi-Manager Fund	0.75% of the Fund’s average daily net assets

     NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by each Fund and to pay certain expenses of each Fund for the period through May 1, 2009 (for the Mid Cap Growth Fund) and July 1, 2009 (for the Multi-Manager Fund) to the extent necessary to limit the total operating expenses of the appropriate class of each Fund to the levels described in the Fee Tables.

      NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

     Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of Class II shares of each Fund.

11

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each Fund’s Class II shares. The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to Class II shares of the Funds. The Plan permits the Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of Class II shares of the Funds. Although actual distribution expenses may be more or less, Class II pays NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25% .

     Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Multi-Manager Fund Prospectus under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Multi-Manager Fund’s shares.

     Dividends, Distributions and Taxes. Substantially all of the Funds’ net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. For more information about dividends, distributions and the tax implications of investing in the Multi-Manager Fund, please see the Multi-Manager Fund Prospectus under the section entitled “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the 1940 Act, on behalf of the Mid Cap Growth Fund and the Multi-Manager Fund, have determined that the Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Board of the Trust held on December 3, 2008, NFA presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Transaction. At the meeting, the Board considered a number of factors, including the following:

  The compatibility of the Mid Cap Growth Fund’s investment objective, policies and restrictions with the investment objective, policies and restrictions of the Multi-Manager Fund;
  The relative investment performance of the Funds as of September 30, 2008;
  The relative size of the Mid Cap Growth Fund as compared to the Multi-Manager Fund both before and after the Transaction;
  Greater potential asset growth opportunities for the shareholders of the Multi-Manager Fund through investment by the NVIT Cardinal Funds, which are funds-of-funds that are separate series of the Trust (of which the Multi-Manager Fund is an underlying investment option);
  The relative past and current growth in assets of the Funds and the anticipated future inability of the Mid Cap Growth Fund to achieve satisfactory asset growth;
  The relative expense ratios of the Funds;
  The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
  The estimated costs of the Transaction and the extent to which the Funds would bear any such costs; and
  The potential benefits of the proposed Transaction for the shareholders of each Fund.

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     The Board noted that the investment objective for the Mid Cap Growth Fund is substantially similar to the investment objective of the Multi-Manager Fund. The Board also noted that the portfolio of the Mid Cap Growth Fund has historically been managed in substantially the same manner as the portfolio of the Multi-Manager Fund, as both Funds invest in mid-cap companies and through a growth style of investing. The materials provided to the Board explained that the investment strategies and policies of the Mid Cap Growth Fund are substantially similar to the investment strategies and policies of the Multi-Manager Fund. The Board also considered the differences with respect to the principal risks of each Fund.

     The Board was further informed by NFA that the Mid Cap Growth Fund has lost a substantial portion of its assets over the past 12 months, declining from $481 million to $114 million. The Multi-Manager Fund was launched in 2008 and had assets of $119.6 million as of October 31, 2008. Unlike the Mid Cap Growth Fund, the Multi-Manager Fund has gathered positive inflows since it first appeared on active variable insurance product menus on May 1, 2008.

     With respect to performance, the Board noted that relative performance of the Mid Cap Growth Fund, as of September 30, 2008, is in the bottom Lipper quartile for the one-, two-, three- and five-year periods, and is substantially behind its benchmark, the Russell MidCap Growth Index. The Multi-Manager Fund has not yet completed a full fiscal year, therefore, one-, two-, three- and five-year period performance results are not available. The Board noted though that Multi-Manager Fund has a similar performance record over the latest three-month period and a stronger performance record over the latest six-month period as compared with the Mid Cap Growth Fund.

     In deciding whether to recommend approval of the Transaction to shareholders, the Board also considered the fees and expense ratios of the Mid Cap Growth Fund and the Multi-Manager Fund and the impact of existing contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund, such as the potential for greater economies of scale. At the Board meeting, NFA informed the Board that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Multi-Manager Fund are lower than the net expenses of the Mid Cap Growth Fund.

     NFA informed the Board that the Transaction will be structured as a tax-free reorganization. NFA also informed the Board that NFA would bear the costs (excluding brokerage costs, if any) related to the Transaction, including the costs associated with the solicitation of proxies.

     The Board of the Trust approved the Plan, concluding that the Transaction is in the best interests of both the Mid Cap Growth Fund and the Multi-Manager Fund and that the interests of existing shareholders of the Mid Cap Growth Fund and the Multi-Manager Fund will not be diluted as a result of the Transaction. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.

     FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE MID CAP GROWTH FUND, UNANIMOUSLY
RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Mid Cap Growth Fund do not approve the Plan, the Board may consider other possible courses of action for the Mid Cap Growth Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Mid Cap Growth Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

13

     If the shareholders of the Mid Cap Growth Fund approve the Plan, the Mid Cap Growth Fund will deliver to the Multi-Manager Fund substantially all of its assets on the Closing Date. In exchange the Trust, on behalf of the Mid Cap Growth Fund, will receive the Multi-Manager Fund’s shares to be distributed pro rata to the Mid Cap Growth Fund’s shareholders. The value of the assets to be delivered to the Multi-Manager Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date.

     If the Transaction is approved, the stock transfer books of the Mid Cap Growth Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date. The Mid Cap Growth Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Multi-Manager Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board. The Board may also agree to terminate and abandon the respective Transaction at any time before or after the approval of shareholders of the Mid Cap Growth Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses related to the Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.

What are the tax consequences of the Transaction?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions and customary representations to be made on behalf of the Mid Cap Growth Fund and the Multi-Manager Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Mid Cap Growth Fund will not recognize any gain or loss as a result of the exchange of their shares of the Mid Cap Growth Fund for shares of the Multi-Manager Fund, (ii) the Multi-Manager Fund will not recognize any gain or loss upon receipt by the Multi-Manager Fund of the Mid Cap Growth Fund’s assets, (iii) the Mid Cap Growth Fund will not recognize any gain or loss upon the transfer of its assets to the Multi-Manager Fund in exchange for shares of the Multi-Manager Fund or upon the distribution of those Multi-Manager Fund shares to the shareholders of the Mid Cap Growth Fund, (iv) the basis of the assets of the Mid Cap Growth Fund received by the Multi-Manager Fund will be the same as the basis of those assets in the hands of the Mid Cap Growth Fund immediately prior to the Transaction, and the Multi-Manager Fund’s holding period in such assets will include the period during which such assets were held by the Mid Cap Growth Fund and (v) the holding period and aggregate tax basis of the Multi-Manager Fund shares that are received by a Mid Cap Growth Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Mid Cap Growth Fund previously held by such shareholder.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Mid Cap Growth Fund would recognize gain or loss on the transfer of its assets to the Multi-Manager Fund and each shareholder of the Mid Cap Growth Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Mid Cap Growth Fund shares and the fair market value of the Multi-Manager Fund shares received.

     Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Assuming the Transaction qualifies as a tax-free reorganization, as expected, the Multi-Manager Fund will succeed to the capital loss carryovers, if any, of the Mid Cap Growth Fund upon the closing of the Transaction for federal income tax purposes. It is not anticipated that the capital loss carryovers of either Fund will be subject to an annual limitation as a result of the Transaction. This is because the Transaction is not expected to result in a more than 50% “change in ownership” of either Fund.

     After the Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. You should consult your tax adviser regarding the

14

effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Multi-Manager Fund?

     If the Transaction is approved by the shareholders of the Mid Cap Growth Fund, Class I, Class III and Class IV shares of the Mid Cap Growth Fund will merge with and into Class I shares of the Multi-Manager Fund. Class II shares of the Mid Cap Growth Fund will merge with and into Class II shares of the Multi-Manager Fund. The different fees and expenses of each Class are provided above in the section “Fee Table for the Mid Cap Growth Fund and the Multi-Manager Fund.”

     Full and fractional shares of the Multi-Manager Fund will be distributed to shareholders of the Mid Cap Growth Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The shares of the Multi-Manager Fund will be recorded electronically in each shareholder’s account. The Multi-Manager Fund will then send a confirmation to each shareholder. The Multi-Manager Fund shares to be issued in the Transaction have the same rights and privileges as the shares of your Mid Cap Growth Fund.

     Like the Mid Cap Growth Fund, the Multi-Manager Fund does not routinely hold annual meetings of shareholders. The Multi-Manager Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Multi-Manager Fund’s shareholders may also be called at any time by the Board, the chairperson of the Board, the president or any vice president of the Trust.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of December 31, 2008, the separate capitalizations of the Mid Cap Growth Fund and the Multi-Manager Fund, and the estimated capitalization of the Multi-Manager Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Multi-Manager Fund is likely to be different if and when the Transaction is actually consummated.

				Multi-Manager
		Multi-	Pro Forma	Fund after
	Mid Cap	Manager	Adjustments to	Transaction
	Growth Fund	Fund	Capitalization	(estimated)*
	(unaudited)	(unaudited)		(unaudited)

Net assets (all classes)	105,046,886	119,068,509		224,115,395
Total shares outstanding	6,000,079	18,050,254	9,920,474	33,970,807

Class I net assets	41,911,564	3,325,720		89,412,626**
Class I shares outstanding	2,391,173	503,541	10,652,297	13,547,011
Class I net asset value per share	17.53	6.60		6.60

Class II net assets	18,959,980	82,926,736		101,886,716
Class II shares outstanding	1,093,832	12,583,295	1,783,251	15,460,378
Class II net asset value per share	17.33	6.59		6.59

Class III net assets	638,663	-		-
Class III shares outstanding	36,394	-	(36,394)	-

15

Class III net asset value per share	17.55	-		-

Class IV net assets	43,536,679	-		-
Class IV shares outstanding	2,478,680	-	(2,478,680)	-
Class IV net asset value per share	17.56	-		-

Class Y net assets	-	32,816,053		32,816,053
Class Y shares outstanding	-	4,963,418	-	4,963,418
Class Y net asset value per share	-	6.61		6.61

*	Assumes the Transaction was consummated on December 31, 2008.

**	Includes the combined acquisition of Class I, Class III and Class IV shares of the Mid Cap Growth Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS

     This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of the Multi-Manager Fund’s investment strategies, policies and risks, you should read the Multi-Manager Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Mid Cap Growth Fund and the Multi-Manager Fund?

     The investment objective of the Mid Cap Growth Fund is substantially similar, but not identical, to the investment objective of the Multi-Manager Fund. The Mid Cap Growth Fund seeks long-term capital appreciation. The Multi-Manager Fund seeks long-term capital growth. The Mid Cap Growth Fund’s and Multi-Manager Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days written notice to shareholders.

Are there any significant differences between the investment strategies and policies of the Mid Cap Growth Fund and the Multi-Manager Fund?

     The investment strategies and policies of the Mid Cap Growth Fund are substantially similar, but not identical, to the investment strategies and policies of the Multi-Manager Fund. Under normal circumstances, the Mid Cap Growth Fund and the Multi-Manager Fund invest at least 80% of the value of their net assets in equity securities issued by mid-cap companies, utilizing a growth style of investing. For both Funds, mid-cap companies have market capitalizations similar to those of companies included in the Russell Midcap Index. However, the Mid Cap Growth Fund and Multi-Manager Fund may use different approaches in achieving their investment objectives as described below.

Mid Cap Growth Fund

     In pursuing the Mid Cap Growth Fund’s objective, the Mid Cap Growth Fund’s subadviser seeks “growth” companies that appear to be reasonably priced, using several of the following characteristics: (1) consistent above-average earnings growth and superior forecasted growth versus the market; (2) financial stability and strength; (3) a healthy balance sheet; (4) strong competitive advantage within a company’s industry; (5) positive investor sentiment; (6) relative market value; and (7) strong management team. The Mid Cap Growth Fund may sell securities based on the following criteria: (1) change in company fundamentals; (2) cheaper attractive stocks become available; or (3) financial strength and stability weaken. While the Mid Cap Growth Fund may also sell a security if its market capitalization exceeds that of its benchmark range, it is not required to sell solely because of that fact.

Multi-Manager Fund

16

     In pursuing the Multi-Manager Fund’s objective, the Multi-Manager Fund’s subadvisers seek companies whose earnings are expected to grow consistently faster than those of other companies. Equity securities in which the Multi-Manager Fund invests are primarily common stock. The most significant differences between the Mid Cap Growth Fund and the Multi-Manager Fund are that the Multi-Manager Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. Also, unlike the Mid Cap Growth Fund, the Multi-Manager Fund may engage in active and frequent trading of portfolio securities.

     The Multi-Manager Fund consists of two sleeves, or portions, managed by different subadvisers: Neuberger Berman and American Century. Neuberger Berman uses a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, Neuberger Berman seeks fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Neuberger Berman analyzes such factors as: (1) financial condition (such as debt to equity ratio); (2) market share and competitive leadership of the company’s products; (3) earnings growth relative to competitors; and (4) market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

     American Century, using a proprietary investment strategy, makes its investment decisions primarily on analysis of individual companies, rather than on broad economic forecasts, based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. American Century tracks financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves identifying companies with earnings and revenues that are not only growing, but which are growing at an accelerating pace. This includes companies whose growth rates are negative, although less negative than in earlier periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, American Century also considers companies demonstrating price strength relative to their peers. American Century generally does not attempt to time the market. Instead, it intends to keep its sleeve fully invested in stocks regardless of general stock price movement.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below). The Multi-Manager Fund’s fundamental investment restrictions are listed in the Multi-Manager Fund’s Statement of Additional Information dated December 1, 2008, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in any of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.

Investments in the Funds, as indicated below, are subject to the following risks:

     Stock Market Risk (Mid Cap Growth Fund and Multi-Manager Fund) – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

     Mid-Cap Risk (Mid Cap Growth Fund and Multi-Manager Fund) – in general, stocks of mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a mid-cap company may lose substantial value. Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

17

     Growth Style Risk (Mid Cap Growth Fund and Multi-Manager Fund) – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

     Foreign Securities Risk (Multi-Manager Fund) – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

     Derivatives Risk (Multi-Manager Fund) – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

     Multi-Manager Risk (Multi-Manager Fund) – while NFA, as the Fund’s investment adviser, monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

     Portfolio Turnover Risk (Multi-Manager Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

What vote is necessary to approve the Plan?

     Quorum. With respect to the action to be taken by the shareholders of the Mid Cap Growth Fund on the matter described in this Proxy Statement/Prospectus, the presence in person or by proxy of shareholders of record (generally Nationwide Life and the Participating Insurance Companies) entitled to cast a majority of the shares of the Fund on the Proposal at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting. Abstentions shall be treated as votes present for purposes of determining whether a quorum exists. For purposes of determining whether the Proposal has been approved for the Trust, abstentions will have the effect of a vote “against” the Proposal.

     The rules of the SEC require that the Trust disclose in this Proxy Statement/Prospectus the effect of “broker non-votes.” Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto. Nationwide Life and each Participating Insurance Company, as the shareholder of record of all of the Trust’s shares, are expected to vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received by Nationwide Life or the Participating Insurance Company, as applicable, even in instances where a broker would be prevented from exercising discretion. Broker non-votes, therefore, will be so voted by Nationwide Life or each Participating Insurance Company just as any other shares for which Nationwide Life or the Participating Insurance Company does not receive voting instructions.

     Required Vote. The Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act, which means the lesser of the vote of (i) 67% or more of the voting securities of the Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund (“Majority Vote”).

     Adjournment. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit

18

further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

19

PROPOSAL 2

TO APPROVE A PLAN OF REORGANIZATION AND LIQUIDATION
 FOR THE BALANCED FUND

     Shareholders of the Balanced Fund are being asked to consider and approve a Plan of Reorganization and Liquidation (the “Plan”) that will have the effect of reorganizing the Balanced Fund with and into the ID Moderate Fund as summarized below.

     The Plan provides for: (i) the acquisition by the ID Moderate Fund of substantially all of the property, assets and goodwill of the Balanced Fund in exchange solely for shares of the ID Moderate Fund; (ii) the pro rata distribution of shares of the ID Moderate Fund to shareholders of the Balanced Fund; and (iii) the liquidation and dissolution of the Balanced Fund. If the shareholders of the Balanced Fund vote to approve the Plan, as a shareholder of the Balanced Fund, you will receive ID Moderate Fund shares equal in total value to your investment in the Balanced Fund. The Balanced Fund will then be liquidated.

SUMMARY OF PROPOSAL 2

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit B, and the ID Moderate Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of Proposal 2?

     The Board approved the Plan for the Balanced Fund and recommends that shareholders of the Balanced Fund approve the Plan. If shareholders of the Balanced Fund approve the Plan, substantially all of the Balanced Fund’s assets will be reduced to cash prior to the Closing Date (as defined below) and, at the closing, the Balanced Fund will deliver cash denominated in U.S. currency to the ID Moderate Fund in exchange for the ID Moderate Fund’s shares equal in value to the amount of cash that the Balanced Fund delivered to the ID Moderate Fund. The ID Moderate Fund shares will then be distributed pro rata to the Balanced Fund’s shareholders and the Balanced Fund will be liquidated and dissolved. The proposed transaction for the Balanced Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved for the Balanced Fund, will result in your shares of the Balanced Fund being exchanged for ID Moderate Fund shares equal in value (but having a different price per share and a different class of shares) to your shares of the Balanced Fund. This means that you will cease to be a shareholder of the Balanced Fund and will become a shareholder of the ID Moderate Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or before April 30, 2009.

     For the reasons set forth below under “Reasons for the Transaction,” the Board of the Trust has concluded that the Transaction is in the best interests of the Balanced Fund and the ID Moderate Fund. The Board has also concluded that the interests of existing shareholders of the Balanced Fund and the ID Moderate Fund will not be diluted as a result of the Transaction.

How do the investment objectives, strategies and policies of the Balanced Fund and the ID Moderate Fund compare?

     The investment objective of the Balanced Fund is similar, but not identical, to the investment objective of the ID Moderate Fund. The investment objective of the Balanced Fund seeks a high total return from a diversified portfolio of equity and fixed-income securities. The investment objective of the ID Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds. The Investor Destinations Funds are five series of the Trust, which includes the ID Moderate Fund, and are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each Investor Destinations Fund is a “fund-of-funds,” which means that each Investor Destinations Fund seeks to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (the “Underlying Funds”).

20

     The Balanced Fund’s and ID Moderate Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days written notice to shareholders. In addition, the investment strategies and policies of the Balanced Fund are similar to the investment strategies and policies of the ID Moderate Fund. Under normal circumstances, the Balanced Fund invests at least 50% of the value of its net assets in equity securities and 30% of the value of its net assets in fixed-income securities. Up to 20% of the Balanced Fund’s net assets may be invested in securities of foreign issuers. Through investments primarily in the Underlying Funds, the ID Moderate Fund invests a majority of its assets in equity securities, such as common stocks of U.S. and international companies that the subadviser of each Underlying Fund believes offer opportunities for capital growth, but also a considerable portion of its assets in fixed income securities in order to generate investment income. As of May 1, 2008, the ID Moderate Fund allocated approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 40% in bonds and money market instruments.

     The principal differences in the strategies of the Balanced Fund and the ID Moderate Fund are: (1) the Balanced Fund may invest in high-yield bonds and other lower-rated securities; and (2) the ID Moderate Fund allocates among a more diversified range of distinct asset classes by breaking U.S. equities into large-, mid- and small- capitalizations and breaking non-equities into intermediate-term bonds, short-terms bonds and cash.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies and Risks” below.

What are the principal risks associated with investments in the Balanced Fund and the ID Moderate Fund?

     As with most investments, investments in the Balanced Fund and the ID Moderate Fund involve certain risks. There can be no guarantee against losses resulting from an investment in either the Balanced Fund or the ID Moderate Fund, nor is there any assurance that either the Balanced Fund or ID Moderate Fund will achieve its investment objective.

     The risks associated with an investment in the Balanced Fund are similar to the risks associated with an investment in the ID Moderate Fund (or the Underlying Funds, collectively, in which the ID Moderate Funds invests). The Balanced Fund and ID Moderate Fund both invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases. The Balanced Fund and the ID Moderate Fund are also subject to interest rate risk, which refers to the fact that an increase in interest rates may decrease the value of debt securities. The Balanced Fund and the ID Moderate Fund are subject to credit risk, which is the risk that an issuer of a debt security will not make the required interest payments and/or principal repayments when these payments or repayments are due. Foreign securities, which the Balanced Fund and the ID Moderate Fund may invest in, are more volatile, harder to price and less liquid than U.S. securities. The Balanced Fund and the ID Moderate Fund may invest in mortgage-backed securities, which are securities that are subject to prepayment or call risk. These are risks that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the loans were prepaid. Also, through both Funds’ investments in mortgage-backed securities, the Funds may have some exposure to subprime loans. The Balanced Fund and the ID Moderate Fund are both subject to extension risk, which is the risk that when interest rates rise, certain bond obligations will be paid off by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Both funds are also subject to liquidity risk, which is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

     The Balanced Fund and the ID Moderate Fund, however, have several principal risk differences. The Balanced Fund’s investments in high-yield bonds and other lower-rated securities (i.e., junk bonds) will subject the Balanced Fund to substantial risk of loss as these securities are typically issued by companies without a long track record and may be more volatile. The Balanced Fund has a higher portfolio turnover rate, which increases transaction costs and may adversely impact the Balanced Fund’s performance and increase share price volatility. The ID Moderate Fund invests, through Underlying Funds, in mid-cap companies, which trade in lower volume and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall. The ID Moderate Fund also invests in Underlying Funds that seek to match the performance of an index, and such index funds may not fully replicate the index and may perform differently from the securities in the index.

21

Further, index funds doe not use defensive strategies or attempt to reduce their exposure to poor performing securities. Correlation between an index fund’s performance may be negatively affected by the fund’s expenses, changes in the composition of the index, and timing of purchase and redemption of the fund’s shares.

     Additionally, the ID Moderate Fund has several principal risks that are characteristic of a fund-of-funds investment structure. The ID Moderate Fund is subject to management risk. Although NFA will apply its investment techniques and risk analysis in making investment decisions for the ID Moderate Fund, there is no guarantee that NFA’s decisions will produce the intended results. The ID Moderate Fund is also subject to strategy risk, which is the risk that NFA’s evaluations and allocations among asset classes and Underlying Funds may be incorrect. The ID Moderate Fund is subject to the risks associated with a structure that invests primarily in other mutual funds, such as the risk of a potential conflict of interest with NFA. It is important to note, however, that, NFA has a fiduciary duty to the ID Moderate Fund and must act in the ID Moderate Fund’s best interests.

     For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies and Risks” below.

What are the general tax consequences of the Transaction?

     It is anticipated that, while not free from doubt, the Transaction should not qualify as a tax-free reorganization for federal income tax purposes, and the Transaction will not be reported as a tax-free reorganization by either the Balanced Fund or the ID Moderate Fund. However, as a practical matter, investors in the Balanced Fund should not incur any adverse tax consequences on account of the Transaction because of the tax-deferred status of investments used to fund variable annuity contracts and variable life insurance policies. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction and the Plan - What are the tax consequences of the Transaction?”

Who manages the Funds?

     The management of the business and affairs of the Balanced Fund and the ID Moderate Fund is the responsibility of the Board of the Trust. The Board and senior management select officers who are responsible for the day-to-day operations of the Funds.

     NFA, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Board with respect to the Balanced Fund, NFA determines the allocation of the Balanced Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. As of [INSERT], NFA managed in the aggregate more than $[INSERT] in assets in various investment company accounts.

Balanced Fund

     Subject to the supervision of NFA and the Board, a subadviser manages all of the Balanced Fund’s assets in accordance with the Balanced Fund’s investment objective and strategies. The subadviser makes investment decisions for the Balanced Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

     JPMorgan Investment Management Inc. (“JPMorgan”) is located at 245 Park Avenue, New York, New York 10167, and is a wholly-owned indirect subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan is the subadviser for the Balanced Fund. JPMorgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

22

     Patrick Jakobson, Managing Director, Anne Lester, Managing Director and Michael Fredericks, Vice President, are the portfolio managers for the Balanced Fund. Mr. Jakobson joined JPMorgan in 1987, spending five years as a research analyst specializing in the retail industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. Ms. Lester joined JPMorgan’s Milan office in 1992 where she was a fixed-income and currency trader and portfolio manager. She subsequently worked in the Product Development Group and is currently a portfolio manager in the Global Multi-Asset Group. Mr. Fredericks joined JPMorgan in 2006 from Nicholas Applegate Capital Management where he was a global equity analyst and a client portfolio manager from May 2001 through October 2006. Mr. Fredericks is currently a portfolio manager in the Global Multi-Asset Group.

ID Moderate Fund

     NFA allocates the ID Moderate Fund’s assets according to its target allocations among each asset class and the Underlying Funds. NFA then monitors this allocation, as well as factors that could influence the allocations, such as market and economic conditions. NFA is responsible for making changes to allocations from time to time as appropriate given the risk profile and individual strategies of the ID Moderate Fund and in order to achieve the ID Moderate Fund’s investment objective.

     Thomas R. Hickey, Jr. is the ID Moderate Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the ID Moderate Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation products.

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds, followed by those estimated to be charged with respect to the ID Moderate Fund after the Transaction. The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended December 31, 2007.

FEE TABLES FOR

THE BALANCED FUND AND ID MODERATE FUND

A. Balanced Fund Class I Shares
			Pro forma ID Moderate Fund – Class II After Transaction
	Actual
		ID Moderate Fund – Class II
	Balanced Fund – Class I

Shareholder Fees (paid directly from your	None	None	None
investment) [1]
Short-Term Trading Fee (as a percentage of	None	None	None
amount redeemed)
Annual Fund Operating Expenses (deducted from
Fund assets)
Management Fees	0.73%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.29%[2]	0.17%[3]	0.16%[6]
TOTAL DIRECT ANNUAL FUND	1.02%	0.55%	0.54%
OPERATING EXPENSES
Acquired Fund (i.e. Indirect Annual Underlying	N/A	0.25%[4]	0.25%[4]
Fund) Operating Expenses

23

TOTAL DIRECT AND ACQUIRED FUND	1.02%	0.80%[5]	0.79%[5]
ANNUAL OPERATING EXPENSES

B. Balanced Fund Class IV Shares
	Actual		Pro forma ID Moderate Fund – Class II After Transaction

		ID Moderate
	Balanced Fund	Fund –
	– Class IV	Class II

Shareholder Fees (paid directly from your	None	None	None
investment) [1]
Short-Term Trading Fee (as a percentage of	None	None	None
amount redeemed)
Annual Fund Operating Expenses (deducted from
Fund assets)
Management Fees	0.73%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.27%[2]	0.17%[3]	0.16%[6]
TOTAL DIRECT ANNUAL FUND	1.00%
OPERATING EXPENSES		0.55%	0.54%
Acquired Fund (i.e. Indirect Annual Underlying
Fund) Operating Expenses	N/A	0.25%[4]	0.25%[4]
TOTAL DIRECT AND ACQUIRED FUND
ANNUAL OPERATING EXPENSES	1.00%	0.80%[5]	0.79%[5]

[1]	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

[2]	“Other Expenses” include administrative services fees which currently are 0.17% and 0.15% for Class I and Class IV shares, respectively, but which are permitted to be as high as 0.25% with respect to Class I shares and 0.20% with respect to Class IV shares. The full amounts of administrative services fees are not reflected in “Other Expenses” at this time because the Balanced Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amounts of administrative services fees were charged, total operating expenses would be 1.10% and 1.05% for Class I and Class IV shares, respectively.

[3]	“Other Expenses” include administrative services fees which currently are 0.15%, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the ID Moderate Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees was charged, total operating expenses would be 0.90%.

[4]	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses reflect each Underlying Fund’s operating expenses as reported in such Underlying Fund’s most recent annual or semi-annual report, based on the ID Moderate Fund’s currently projected Underlying Fund allocations. These expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the ID Moderate Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the ID Moderate Fund’s allocation changes from those shown in the prospectus for the ID Moderate Fund.

[5]	When the ID Moderate Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the ID Moderate Fund and the Underlying Funds. Because the ID Moderate Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the ID Moderate Fund any sales charges for buying and selling shares. However, the ID Moderate Fund indirectly pays a

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portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the ID Moderate Fund’s assets are spread among the underlying investments.

[6]	“Other Expenses” include administrative services fees which currently are 0.15%, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the ID Moderate Fund does not currently sell its shares to insurance companies that charge the full amount permitted. If the full amount of administrative services fees was charged, total operating expenses would be 0.89%.

Examples

     These examples are intended to help you compare the costs of investing in Balanced Fund shares with the cost of investing in ID Moderate Fund shares of the comparable class, both before and after the Transaction. The Examples, however, do not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitations (including for the Underlying Funds) for one year only. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Balanced Fund Class I Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund – Class I Shares	$104	$325	$563	$1,248
ID Moderate Fund – Class II Shares	$82	$255	$444	$990
Pro forma ID Moderate Fund – Class II (after	$81	$252	$439	$978
the Transaction)

Balanced Fund Class IV Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund – Class IV Shares	$102	$318	$552	$1,225
ID Moderate Fund – Class II Shares	$82	$255	$444	$990
Pro forma ID Moderate Fund – Class II (after	$81	$252	$439	$978
the Transaction)

     These are just examples. They do not represent past or future expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Board of the Trust considered a number of factors when reviewing the Plan and considering the proposed Transaction. The performance history of the Balanced Fund and ID Moderate Fund, as of September 30, 2008, was among the factors that the Board considered. The performance history of the Balanced Fund and ID Moderate Fund (without any charges imposed by variable insurance contracts) as of September 30, 2008 is shown below:

	Average Annual Total Returns
				10 Years or
				Since
Fund and Class	1 Year	3 Years	5 Years	Inception [1]
Balanced Fund—Class I	(15.63%)	0.58%	3.87%	1.81%

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ID Moderate Fund—Class II	(13.04%)	1.71%	5.24%	4.01%
Balanced Fund—Class IV	(15.66%)	0.60%	3.91%	1.84%
ID Moderate Fund —Class II	(13.04%)	1.71%	5.24%	4.01%

1 The ID Moderate Fund began operations on December 12, 2001. Existing shares of the ID Moderate Fund were designated Class II shares as of April 30, 2004.

Where can I find more financial information about the Funds?

     The ID Moderate Fund’s Annual Report and the Balanced Fund’s Annual Report contain a discussion of the Funds’ performance during the fiscal year ending December 31, 2007 and show per share information for each of the previous five fiscal years. Each Fund’s Annual Report for the fiscal year ending December 31, 2008 will be available on or after February 28, 2009. These documents, and the Funds’ most recent Semi-Annual Reports (June 30, 2008), are available upon request. (See “More Information About the Funds.”) The ID Moderate Fund Prospectus also contains further financial information about the ID Moderate Fund.

What are other key features of the Funds?

     Investment Advisory Fees. NFA is the investment adviser of each Fund. NFA has entered into separate investment advisory agreements relating to each Fund. The investment advisory fees for the Funds are:

Fund Balanced Fund	Investment Advisory Fee 0.75% on assets up to $100 million 0.70% for assets of $100 million and more
ID Moderate Fund	0.13% of the Fund’s average daily net assets

     With respect to the Balanced Fund, NFA pays a subadvisory fee to JPMorgan based upon the investment advisory fee NFA receives.

     Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of Class II shares of the ID Moderate Fund.

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for the ID Moderate Fund’s Class II shares. The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (as previously defined, the “1940 Act”), with respect to Class II shares of the ID Moderate Fund. The Plan permits the ID Moderate Fund to compensate NFD, as the ID Moderate Funds’ principal underwriter, for expenses associated with the distribution of Class II shares of the ID Moderate Fund. Although actual distribution expenses may be more or less, Class II of the ID Moderate Fund pays NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25% .

     Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the ID Moderate Fund Prospectus under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the ID Moderate Fund’s shares.

     Dividends, Distributions and Taxes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any dividends or

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capital gains. For more information about dividends, distributions and the tax implications of investing in the ID Moderate Fund, please see the ID Moderate Fund Prospectus under the section entitled “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the 1940 Act, on behalf of the Balanced Fund and the ID Moderate Fund, have determined that the Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Board of the Trust held on December 3, 2008, NFA presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Transaction. At the meeting, the Board considered a number of factors, including the following:

  The compatibility of the Balanced Fund’s investment objective, policies and restrictions with the investment objective, policies and restrictions of the ID Moderate Fund;
  The relative investment performance of the Funds as of September 30, 2008;
  The relative size of the Balanced Fund as compared to the ID Moderate Fund both before and after the Transaction;
  Greater potential distribution opportunities;
  The relative past and current growth in assets of the Funds and the anticipated future inability of the Balanced Fund to achieve satisfactory asset growth;
  The relative expense ratios of the Funds;
  The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
  The estimated costs of the Transaction and the extent to which the Funds would bear any such costs; and
  The potential benefits of the proposed Transaction for the shareholders of each Fund.

     The Board noted that the investment objective for the Balanced Fund is similar to the investment objective of the ID Moderate Fund. The Board considered the investment strategies and policies of the Balanced Fund as compared to those of the ID Moderate Fund. The Board considered that, at a broad level, both Funds are targeted at similar asset allocations. However, the Board noted that the ID Moderate Fund allocates assets among a more diversified range of asset classes.

     The Board was informed that the Balanced Fund has lost a substantial portion of its assets over the past 3 years, declining from $226.4 million to $109.3 million and that Nationwide Financial Services, Inc. removed the Balanced Fund from its active variable insurance product menus several years ago. As a result, assets have been steadily declining as continuing redemptions have not been offset by new inflows. The materials provided to the Board also showed that the ID Moderate Fund had substantially better performance than the Balanced Fund for the trailing 1-year, 3-year and 5-year periods.

     In deciding whether to recommend approval of the Transaction to shareholders, the Board also considered the fees and expense ratios of the ID Moderate Fund and the Balanced Fund. The Board considered the potential benefits afforded by a larger fund such as the potential for greater economies of scale. At the Board meeting, NFA

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informed the Board that the net expenses for the ID Moderate Fund are lower than the net expenses of the Balanced Fund.

     As a fund-of-funds, the ID Moderate Fund does not directly hold investment securities, but rather, holds shares of the Underlying Funds. Upon receipt of portfolio securities from the Balanced Fund, the ID Moderate Fund would therefore need to sell securities to the Underlying Funds in which it invests in exchange for shares they would issue, which could result in a violation of the 1940 Act. Therefore, NFA proposed to the Board that prior to the completion of the Transaction, the Balanced Fund would sell all of its securities in exchange for cash. The Balanced Fund would then deliver cash to the ID Moderate Fund, which the ID Moderate Fund would then use to purchase shares of the Underlying Funds in which it invests.

     The consequence of conducting the Transaction in such fashion is that the Balanced Fund will pay brokerage commissions in order to liquidate its portfolio holdings. NFA informed the Board that such commissions are likely to be offset by lower fund expenses and the opportunity for better future performance.

     Due to the liquidation of the Balanced Fund’s portfolio to cash, its transfer of cash to the ID Moderate Fund at the time of the closing, and the transfer by the ID Moderate Fund of the cash received to the Underlying Funds, NFA informed the Board that, while not free from doubt, it believed that the Transaction should not qualify as a tax-free reorganization. However, as a practical matter, contract owners who have selected the Balanced Fund as an investment option should not incur any adverse tax consequences on account of the Transaction because such contract owners invest in the Balanced Fund through variable annuity and variable life insurance contracts, which themselves provide for the deferral of taxable income and gains.

     NFA also informed the Board that NFA would bear the costs (excluding brokerage costs) related to the Transaction, including the costs associated with the solicitation of proxies.

     The Board approved the Plan, concluding that the Transaction is in the best interests of both the Balanced Fund and the ID Moderate Fund and that the interests of the existing shareholders of the Balanced Fund and the ID Moderate Fund will not be diluted as a result of the Transaction. The Board then decided to recommend that shareholders of the Balanced Fund vote to approve the Transaction. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE BALANCED FUND, UNANIMOUSLY
RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Balanced Fund do not approve the Plan, the Board may consider other possible courses of action for the Balanced Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit B to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Balanced Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Balanced Fund approve the Plan, the Balanced Fund will sell all of its securities in exchange for cash and will deliver to the ID Moderate Fund substantially all of its assets, consisting substantially of cash denominated in U.S. currency, on the Closing Date. In exchange, the Trust, on behalf of the Balanced Fund, will receive the ID Moderate Fund’s shares to be distributed pro rata to the Balanced Fund’s shareholders. The value of the assets to be delivered to the ID Moderate Fund shall be the value of such assets computed as of the close

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of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date.

     If the Transaction is approved, the stock transfer books of the Balanced Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date. The Balanced Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the ID Moderate Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board. The Board may also agree to terminate and abandon the respective Transaction at any time before or after the approval of shareholders of the Balanced Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses related to the Transaction (excluding brokerage costs), including the costs associated with the solicitation of proxies, will be paid by NFA.

What are the tax consequences of the Transaction?

     Based on certain assumptions and representations to be made on behalf of the Balanced Fund and the ID Moderate Fund, Stradley Ronon Stevens & Young, LLP will, as a condition to the closing of the Transaction, provide a legal opinion to each of the Balanced Fund and the ID Moderate Fund as to the federal tax consequences of the Transaction. This opinion will be premised on the view that due to the liquidation of the Balanced Fund’s portfolio to cash, its transfer of cash to the ID Moderate Fund at the time of the closing, and the transfer by the ID Moderate Fund of the cash received to the Underlying Funds, the Transaction, while not free from doubt, should not qualify as a tax-free reorganization for federal income tax purposes. The opinion will provide, in relevant part that, (i) the Balanced Fund will recognize gain or loss on the sale of its assets for cash prior to the transaction, (ii) no gain or loss will be recognized by the Balanced Fund on the transfer of its assets, consisting solely of cash denominated in U.S. currency, to ID Moderate Fund in exchange for ID Moderate Fund shares or upon the distribution of the ID Moderate Fund shares to the Balanced Fund shareholders, (iii) no gain or loss will be recognized by the ID Moderate Fund on its receipt of the Balanced Fund assets in exchange for ID Moderate Fund shares, (iv) the Balanced Fund shareholders will recognize no gain or loss on the receipt by them of ID Moderate Fund shares in liquidation of the Balanced Fund, except to the extent a portion of those shares are required to be treated as a dividend pursuant to Section 332(c) of the Internal Revenue Code, (v) the basis of the ID Moderate Fund shares received by the shareholders of the Balanced Fund will be the same as it would be in the hands of the Balanced Fund, and (v) the holding period of ID Moderate Fund shares received by the shareholders of the Balanced Fund will include the period during which the shares were held by the Balanced Fund.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts, and it is possible that the Internal Revenue Service or the courts could disagree with the foregoing opinions or could conclude that reorganization treatment applies.

     In light of the tax-favored status of holders of variable insurance contracts designating investment of their contract assets in sub-accounts of insurance company separate accounts, failure of the Transaction to qualify as a tax-free reorganization should not result in adverse tax consequences to such contract holders. In particular, failure of the Transaction to qualify as a tax-free reorganization should not result in any adverse tax consequences to the owners of the variable life insurance policies or variable annuity contracts that have selected the Balanced Fund as an investment option because such contract holders are not taxed currently on income or gains realized under such contracts until such time as the contract holders draw on their insurance contracts. Therefore, as a practical matter, investors in the Balanced Fund should not incur any adverse tax consequences on account of the Transaction.

     Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Assuming that the Transaction does not qualify as a tax-free reorganization, the ID Moderate Fund will not succeed to the capital loss carryovers, if any, of the Balanced Fund upon closing of the Transaction for federal income tax purposes.

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     After the Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the ID Moderate Fund?

     If the Transaction is approved for the Balanced Fund, Class I and Class IV shares of the Balanced Fund will merge with and into Class II shares of the ID Moderate Fund. Class I and Class IV of the Balanced Fund do not have a Rule 12b-1 fee but each has an Administrative Services Plan (with a maximum fee of 0.25% for Class I and 0.20% for Class IV) while Class II of the ID Moderate Fund has a Rule 12b-1 fee and an Administrative Services Plan (each with a maximum fee of 0.25%) . The different fees and expenses of each Class are provided above in the section “Fee Table for the Balanced Fund and the ID Moderate Fund.”

     Full and fractional shares of the ID Moderate Fund will be distributed to shareholders of the Balanced Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The shares of the ID Moderate Fund will be recorded electronically in each shareholder’s account. The ID Moderate Fund will then send a confirmation to each shareholder. The ID Moderate Fund shares to be issued in the Transaction have the same rights and privileges as the shares of your Balanced Fund.

     Like the Balanced Fund, the ID Moderate Fund does not routinely hold annual meetings of shareholders. The ID Moderate Fund may hold special meetings for matters requiring shareholder approval. A meeting of the ID Moderate Fund’s shareholders may also be called at any time by the Board, the chairperson of the Board, the president or any vice president of the Trust.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of December 31, 2008, the separate capitalizations of the Balanced Fund and the ID Moderate Fund, and the estimated capitalization of the ID Moderate Fund as adjusted to give effect to the proposed Transaction. The capitalization of the ID Moderate Fund is likely to be different if and when the Transaction is actually consummated.

				ID Moderate
			Pro Forma	Fund after
	Balanced Fund	ID Moderate	Adjustments to	Transaction
	(unaudited)	Fund	Capitalization	(estimated)*
		(unaudited)		(unaudited)
Net assets (all classes)	104,142,847	2,233,636,572		2,337,779,419
Total shares outstanding	14,886,617	264,089,218	(2,576,588)	276,399,247

Class I net assets	72,847,992	-		-
Class I shares outstanding	10,413,367	-	(10,413,367)	-
Class I net asset value per share	7.00	-		-

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Class II net assets	-	2,216,285,649		2,320,428,496**
Class II shares outstanding	-	262,026,803	12,310,029	274,336,832
Class II net asset value per share	-	8.46		8.46

Class IV net assets	31,294,855	-		-
Class IV shares outstanding	4,473,250	-	(4,473,250)	-
Class IV net asset value per share	7.00	-		-

Class VI net assets	-	17,350,923		17,350,923
Class VI shares outstanding	-	2,062,415	-	2,062,415
Class VI net asset value per share	-	8.41		8.41

*	Assumes the Transaction was consummated on December 31, 2008.

**	Includes the combined acquisition of Class I and Class IV shares of the Balanced Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS

     This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of the ID Moderate Fund’s investment strategies, policies and risks, you should read the ID Moderate Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Balanced Fund and the ID Moderate Fund?

     The investment objective of the Balanced Fund is similar, but not identical, to the investment objective of the ID Moderate Fund. The investment objective of the Balanced Fund seeks a high total return from a diversified portfolio of equity and fixed-income securities. The investment objective of the ID Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds. The Balanced Fund’s and ID Moderate Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days written notice to shareholders.

Are there any significant differences between the investment strategies and policies of the Balanced Fund and the ID Moderate Fund?

     The investment strategies and policies of the Balanced Fund are similar, but not identical, to the investment strategies and policies of the ID Moderate Fund. Under normal circumstances, the Balanced Fund invests at least 50% of the value of its net assets in equity securities and 30% of the value of its net assets in fixed-income securities. Up to 20% of the Balanced Fund’s net assets may be invested in securities of foreign issuers.

     The equity securities held by the Balanced Fund generally are common stocks of companies included in the Standard & Poor’s 500® (“S&P 500”) Index. The subadviser (JPMorgan) researches companies’ prospects over long periods of time (e.g., up to five years) and ranks them within their respective sectors by relative value, then purchases securities that appear to be undervalued and sells securities that appear to be overvalued. The Balanced Fund may engage in active and frequent trading of portfolio securities.

     The Balanced Fund may invest in floating-and variable-rate obligations and may enter into repurchase agreements. Fixed-income securities in which the Balanced Fund invests include corporate bonds, U.S. government securities, U.S. government agency securities, mortgage-backed securities, and asset-backed securities. The subadviser focuses on three key factors in making investment decisions with respect to fixed-income securities: duration management; sector selection; and sector allocation. Fixed-income securities held by the Balanced Fund

31

generally are investment-grade, although the Fund may invest a portion of its assets in high-yield bonds (i.e., “junk bonds”). All investment-grade ratings are determined as of the time of investment; fixed-income securities that are downgraded are not required to be sold, although the subadviser considers what action is appropriate under the relevant circumstances.

     Through investments primarily in the Underlying Funds, the ID Moderate Fund invests a majority of its assets in equity securities, such as common stocks of U.S. and international companies that the subadviser of each Underlying Fund believes offer opportunities for capital growth, but also a considerable portion of its assets in fixed income securities in order to generate investment income. As of May 1, 2008, the ID Moderate Fund allocated approximately 45% of its net assets in U.S. stocks, approximately 15% in international stocks and approximately 40% in bonds and money market instruments.

     The principal differences in the strategies of the Balanced Fund and the ID Moderate Fund are: (1) the Balanced Fund may invest in high-yield bonds and other lower-rated securities; and (2) the ID Moderate Fund allocates among a more diversified range of distinct asset classes by breaking U.S. equities into large-, mid- and small- capitalizations and breaking non-equities into intermediate-term bonds, short-terms bonds and cash.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted substantially similar, but not identical, fundamental investment restrictions. Unlike the Balanced Fund, the ID Moderate Fund has not adopted a diversification restriction. If a fund is “diversified,” such as the Balanced Fund, it may not purchase the securities of any one issuer if, at the time of purchase, with respect to 75% of the fund’s total assets, more than 5% of its total assets would be invested in the securities of that issuer, or the fund would own or hold more than 10% of the outstanding voting securities of that issuer. Up to 25% of a fund’s total assets may be invested without regard to these limitations. Under the 1940 Act, these limitations do not apply to securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, or to the securities of other investment companies. As a result, the ID Moderate Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the ID Moderate Fund’s shares.

     Additionally, the ID Moderate Fund has adopted a slightly different concentration policy than the Balanced Fund. Under the 1940 Act, a fund’s policy regarding concentration of investments in the securities of companies in any particular industry must be fundamental. The SEC Staff takes the position that a fund “concentrates” its investments if it invests more than 25% of its net assets (exclusive of certain items such as cash, U.S. government securities, securities of other investment companies, and certain tax-exempt securities) in any particular industry. An investment company is not permitted to concentrate its investments in any particular industry unless it discloses its intention to do so, and the SEC Staff generally takes the position that a fund may not reserve the right to concentrate its investments in the future. The ID Moderate Fund is permitted to invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of weighting in a particular industry in one or more Underlying Funds.

     A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below). The ID Moderate Fund’s fundamental investment restrictions are listed in the ID Moderate Fund’s Statement of Additional Information dated May 1, 2008, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in any of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.

     The ID Moderate Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the ID Moderate Fund is subject to the particular risks of the Underlying Funds in the proportions in which the ID Moderate Fund invests in them. The principal risks

32

associated with the Underlying Funds, as well as the risks associated with the Balanced Fund, are summarized, as indicated for each Fund, below:

     Stock Market Risk (Balanced Fund and ID Moderate Fund) – The Funds could lose value if the individual stocks in which the portfolio has invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

     Interest Rate and Inflation Risk (Balanced Fund and ID Moderate Fund) – Increases in interest rates may decrease the value of debt securities held by a portfolio. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Funds are also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Funds.

     Credit Risk (Balanced Fund and ID Moderate Fund) – Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

     Mortgage-Backed Securities Risk (Balanced Fund and ID Moderate Fund) – These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, the Funds may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

     Foreign Risk (Balanced Fund and ID Moderate Fund) – To the extent the Funds invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are magnified where a Fund invests in securities in emerging market countries.

     Lower-Rated Securities Risk (Balanced Fund) – refers to the possibility that the Balanced Fund’s investments in high-yield bonds and other lower-rated securities (i.e., junk bonds) will subject the Balanced Fund to substantial risk of loss as these securities are typically issued by companies without a long track record and they may be more volatile.

     Liquidity Risk (Balanced Fund and ID Moderate Fund) – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

     Portfolio Turnover Risk (Balanced Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

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     Mid-Cap Risk (ID Moderate Fund) – To the extent an Underlying Fund of the ID Moderate Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

     Risks Associated with Index Funds (ID Moderate Fund) - Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

     The following are the risks that are applicable to the ID Moderate Fund, as a fund-of-funds that invests in Underlying Funds:

     Management Risk (ID Moderate Fund) – NFA will apply its investment techniques and risk analysis in making investment decisions for the ID Moderate Fund, but there is no guarantee that its decisions will produce the intended result. The ID Moderate Fund’s ability to achieve its investment goal is subject to NFA’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, NFA may alter the asset allocation of the ID Moderate Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

     Strategy Risk (ID Moderate Fund) – There is the risk that NFA’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objectives. Because the ID Moderate Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the ID Moderate Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk and mortgage-backed securities risk.

     Risks Applicable to a Fund-of-Funds Structure (ID Moderate Fund) – There are certain risks associated with a structure whereby the ID Moderate Fund invests primarily in other mutual funds. In managing the ID Moderate Fund, NFA has the authority to select and replace Underlying Funds. NFA could be subject to a potential conflict of interest in doing so because NFA is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to NFA by the Underlying Funds typically are higher than fees paid by the ID Moderate Fund. The Nationwide Contract also earns money for NFA’s affiliate. It is important to note, however, that, NFA has a fiduciary duty to the ID Moderate Fund and must act in the ID Moderate Fund’s best interests.

What vote is necessary to approve the Plan?

     Quorum. With respect to the action to be taken by the shareholders of the Funds on the matter described in this Proxy Statement, the presence in person or by proxy of shareholders of record (generally Nationwide Life and the Participating Insurance Companies) entitled to cast a majority of the shares of the Fund on the Proposal at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting. Abstentions shall be treated as votes present for purposes of determining whether a quorum exists. For purposes of determining whether the Proposal has been approved for the Trust, abstentions will have the effect of a vote “against” the Proposal. As indicated below, a separate vote of Class I and Class IV shares of the Balanced Fund is required. As such, a majority of the shares of each of Class I and Class IV entitled to vote at the Meeting, which are present or represented by proxy, shall constitute a quorum at the Meeting.

     The rules of the SEC require that the Trust disclose in this Proxy Statement/Prospectus the effect of “broker non-votes.” Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto. Nationwide Life and each Participating Insurance Company, as the shareholder of record of all of the Trust’s shares, are expected to vote shares attributable to variable contracts as to which no voting instructions

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are received in the same proportion (for, against, or abstain) as those for which timely instructions are received by Nationwide Life or the Participating Insurance Company, as applicable, even in instances where a broker would be prevented from exercising discretion. Broker non-votes, therefore, will be so voted by Nationwide Life or each Participating Insurance Company just as any other shares for which Nationwide Life or the Participating Insurance Company does not receive voting instructions.

     Required Vote. The Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act of Class I and Class IV shares of the Balanced Fund, which means the lesser of the vote of (i) 67% or more of the voting securities of each class of the Balanced Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of each class of the Balanced Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of each class of the Balanced Fund.

     The Trustees have determined that Class I and Class IV shares of the Balanced Fund should vote their shares separately. Under Rule 18f-3 of the 1940 Act and the Trust’s Rule 18f-3 Plan, the shareholders of each class have exclusive voting rights on any matter that relates solely to its arrangement for shareholder services or the distribution of securities. Class I and Class IV of the Balanced Fund do not have a Rule 12b-1 fee but each has an Administrative Services Plan (with a maximum fee of 0.25% for Class I and 0.20% for Class IV) while Class II of the ID Moderate Fund has a Rule 12b-1 fee and an Administrative Services Plan (each with a maximum fee of 0.25%) . For more information about Rule 12b-1 fees, please see “Rule 12b-1 Plans” above. For more information about administrative services fees pursuant to the Administrative Services Plan, please see the footnotes to the “Fee Tables for the Balanced Fund and ID Moderate Fund.”

     Adjournment. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

MORE INFORMATION ABOUT THE FUNDS

     Fund Administration and Transfer Agency Services. Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007, as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Conshohocken, Pennsylvania 19428. Each Fund (except the ID Moderate Fund) pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets according to the schedule in the Administration and Transfer Agency Agreement.

     Sub-Administration. NFM has entered into a Services Agreement with Citi Fund Services Ohio, Inc. (formerly Bisys Fund Services Ohio, Inc.) (“Citi”), effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services, NFM pays Citi an annual fee based on the average daily net assets of the aggregate of all the Funds of the Trust for which Citi provides such services.

     Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.

     Additional Information. More information about each Acquiring Fund or Acquired Fund is included in (i) the applicable Acquiring Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) each Acquiring Fund’s Statement of Additional Information dated December 1, 2008 for the Multi-Manager Fund and May 1, 2008 for the ID Moderate Fund, as amended to date, related to the applicable

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Acquiring Fund Prospectus; (iii) the applicable Acquired Fund Prospectus, (iv) the Statement of Additional Information dated [INSERT] (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein; (v) each Acquiring Fund’s or Acquired Fund's Annual Report to Shareholders for the year ended December 31, 2007; (vi) each Acquiring Fund’s or Acquired Fund's Annual Report to Shareholders for the year ended December 31, 2008 (when available); and (v) each Acquiring Fund’s or Acquired Fund's Semi-Annual Report to Shareholders for the period ended June 30, 2008. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semi-Annual Reports, which have been or will be filed with the SEC, by calling 1-800-848-6331 or by writing to the Trust: 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares each offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Funds at the close of business on January 23, 2009 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of each Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting with respect to that Acquired Fund. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

How do I ensure my vote is accurately recorded?

     Only shareholders of record at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting. You may attend the Meeting and vote in person or you may complete, sign, date and return the enclosed proxy card(s)/voting instruction form(s). For each Fund in which you owned shares on the Record Date, a proxy card or voting instruction form, bearing the appropriate Fund’s name, is included with this Proxy Statement. If you own shares in more than one Fund as of the Record Date, you will receive more than one proxy card or voting instruction form. You can also provide voting instructions by telephone by calling the toll-free number on the proxy card(s) or by computer by going to the Internet address provided on the proxy card(s) and following the instructions.  Please complete each proxy card/voting instruction form you receive, or if you vote by telephone or over the Internet, please vote on the proposal as it relates to each Fund you own. Your proxy card(s)/voting instruction form(s) must be received by the Trust or its proxy agent by the date of the Meeting in order to be counted for the Meeting. If you are eligible to vote by telephone or through the Internet, separate instructions are enclosed.

     The persons named as proxies on the enclosed form of proxy will vote the shares of each Fund at the Meeting in accordance with the timely instructions received from shareholders. If a duly signed and dated proxy is

36

received that does not specify a choice (for, against, or abstain), the persons named as proxies will consider the proxy’s timely receipt as an instruction to vote FOR the Proposal to which the proxy relates.

     If a duly signed and dated voting instruction form is received that does not specify a choice, Nationwide Life and each Participating Insurance Company, as applicable, will consider the voting instruction’s timely receipt as an instruction to vote FOR the Proposal to which the voting instruction relates.

May I revoke my proxy?

     Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

     Variable contract owners may revoke previously submitted voting instructions given to Nationwide Life or their Participating Insurance Company, as applicable, at any time by (i) submitting to Nationwide Life or the Participating Insurance Company subsequently dated voting instructions, (ii) delivering to Nationwide Life or the Participating Insurance Company a written notice of revocation, or (iii) otherwise giving notice of revocation at the Meeting, in all cases prior to the exercise of the authority granted in the proxy/voting instruction form. Variable contract owners should contact Nationwide Life or the Participating Insurance Company, as applicable, for further information on how to revoke voting instructions, including any applicable deadlines. To contact Nationwide Life, please call the Trust toll-free at (800) 848-0920.

What other matters will be voted upon at the Meeting?

     The Board does not intend to bring any matters before the Meeting with respect to the Acquired Funds other than those described in this Proxy Statement/Prospectus. The Board is not aware of any other matters to be brought before the Meeting with respect to the Acquired Funds by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. The outstanding shares of the Acquired Funds entitled to vote as of the Record Date are set forth in the table below:

Fund	Number of Shares Outstanding
Mid Cap Growth Fund
Balanced Fund – Class I
Balanced Fund – Class IV

     With respect to Nationwide Life and Participating Insurance Company separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of each Fund at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those contract owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of a Fund alone would not be sufficient to approve a Proposal. Each share of the Acquired Funds is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote. Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the Proxy Statement/Prospectus sent to the Acquired Funds’ shareholders and to contract owners.

     This Proxy Statement, Notice of Special Meeting, proxy card(s), and voting instruction forms were first mailed to shareholders and variable contract owners on or about February [INSERT], 2009.

What other solicitations will be made?

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     This proxy solicitation is being made by the Board for use at the Meeting. The cost of this proxy solicitation will be paid by NFA as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of NFA and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews. The Trust has engaged [INSERT] to solicit proxies and voting instructions from brokers, banks, other institutional holders and individual shareholders or contract owners, as applicable, at an anticipated estimated cost of $[INSERT], including out of pocket expenses, which will be borne by NFA as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes or voting instructions. The Trust has also agreed to indemnify [INSERT] against certain liabilities and expenses, including liabilities under the federal securities laws. The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

     As the Meeting date approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of [INSERT] if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined. Contract owners may also receive a telephone call from a representative of [INSERT] if their voting instructions have not yet been received.

     In all cases where a telephonic proxy is solicited, the [INSERT] representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the [INSERT] representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to [INSERT], then the [INSERT] representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the [INSERT] representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. [INSERT] will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call [INSERT] immediately if his or her instructions are not correctly reflected in the confirmation. The representative will follow the same procedure when soliciting voting instructions telephonically from contract owners.

Who will pay the expenses of the Proposal?

     The costs of the Transaction (excluding brokerage costs), including the costs associated with the solicitation of proxies in connection with the Meeting, will be paid by NFA.

How do I submit a shareholder proposal?

     The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE

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     On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

     To the best knowledge of the Trust, as of the Record Date, no person, except as set forth in the table at Exhibit C, owned of record 5% or more of the outstanding shares of any class of the Acquired Funds and the Acquiring Funds. Except as noted therein, the Trust has no knowledge of beneficial ownership.

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EXHIBITS TO

PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Plan of Reorganization

B	Form of Plan of Reorganization and Liquidation

C	Principal Holders of Shares

OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

  Prospectus of Multi-Manager Fund dated March 24, 2008 (as revised May 1, 2008), as supplemented to date.
  Prospectus of ID Moderate Fund dated May 1, 2008, as supplemented to date.

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EXHIBIT A PLAN OF REORGANIZATION

     This PLAN OF REORGANIZATION (the “Plan”), made as of this _____day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1200 River Road, Conshohocken, Pennsylvania 19428, on behalf of two of its series, NVIT Multi-Manager Mid Cap Growth Fund (the “Acquiring Fund”) and NVIT Mid Cap Growth Fund (the “Acquired Fund”).

     The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class IV shares (“Acquired Fund Class IV Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund –Class II shares (“Acquired Fund Class II Shares”), (d) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1. Sale and Transfer of Assets, Liquidation and
Dissolution of the Acquired Fund

     (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. In no event will the Acquiring Fund assume or be responsible for any Liabilities of the Acquired Fund.

     (b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class IV Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class IV Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the

A-1

Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date; and (iii) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class III Shares as of Close of Business on the Valuation Date.

     (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

     (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

     (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2. Valuation

     (a) The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, Acquired Fund Class III Shares, and Acquired Fund Class IV Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3. Closing and Valuation Date

     The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 1200 River Road, Conshohocken, Pennsylvania 19428, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New

A-2

York, NY 10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4. Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

     (b) The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2007, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

     (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing. For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

     (g) There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5. Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

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     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

     (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

     (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

     (f) The Trust has elected to treat the Acquiring Fund as a regulated RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing. For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

     (g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquiring Fund’s Prospectus.

6. Necessary Findings of Fact by the Trust on behalf of the Acquired
Fund and the Acquiring Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

     (a) The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

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     (b) The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

     (c) The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

     (e) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

     (f) Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (g) There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (h) The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable. The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund. The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

     (i) All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

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     (j) Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7. Obligations of the Trust on behalf of the Acquired Fund

     (a) The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

     (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

     (c) The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

     (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

     (2) A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

8. Obligations of the Trust on behalf of the Acquiring Fund

     (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

     (e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

     (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

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     (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

     (c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

     (e) The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

     The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period. Net capital gain has the meaning given such term by Section 1222(11) of the Code.

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     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

     (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

     (1) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

     (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

     (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

     (5) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

     (6) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

     (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

     (8) The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

     (9) The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

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     (10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b) -1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

     (1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

     (2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

     (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

     (4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

     (5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

     (6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

     (7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

     (8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

     (9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

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I # 840509 v.9

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

     (k) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10. Fees and Expenses; Other Plans

     The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11. Termination; Waiver; Order

     (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2009, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

     (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12. Liability of the Trust

     The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with

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respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13. Indemnification

     (a) The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund. The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

     (b) The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the

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Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14. Final Tax Returns and Forms 1099 of the Acquired Fund

     (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15. Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16. Governing Law

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

     Nationwide Variable Insurance Trust, on behalf of NVIT Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Growth Fund

By Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By Michael S. Spangler, President

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EXHIBIT B

PLAN OF REORGANIZATION AND LIQUIDATION

     This PLAN OF REORGANIZATION AND LIQUIDATION (the “Plan”), made as of this _____day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1200 River Road, Conshohocken, Pennsylvania 19428, on behalf of two of its series, NVIT Investor Destinations Moderate Fund (the “Acquiring Fund”) and JPMorgan NVIT Balanced Fund (the “Acquired Fund”).

     The reorganization and liquidation (hereinafter referred to as the “Reorganization & Liquidation”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class IV shares (“Acquired Fund Class IV Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1. Sale and Transfer of Assets, Liquidation and
Dissolution of the Acquired Fund

     (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will reduce its assets to cash, and at the Closing provided for in Section 3, deliver cash denominated in U.S. currency to the Acquiring Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. In no event will the Acquiring Fund assume or be responsible for any Liabilities of the Acquired Fund.

     (b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class IV Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class IV Shares as of Close of Business on the Valuation Date.

     (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section

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1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

     (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

     (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

     (f) The date of which contract holders approve the Plan pursuant to the combined proxy statement and prospectus (the “Effective Date”) shall be treated as the date when the Acquired Fund has adopted a plan of complete liquidation within the meaning of Section 332 of the Internal Revenue Code of 1986, as amended (the “Code”).

     (g) Adoption of this Plan also constitutes the adoption of the plan of liquidation by the sub-accounts of the segregated asset account invested in the Acquired Fund, effective as of the Effective Date.

2. Valuation

     (a) The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares and Acquired Fund Class IV Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3. Closing and Valuation Date

     The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 1200 River Road, Conshohocken, Pennsylvania 19428, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the

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Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4. Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization & Liquidation:

     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

     (b) The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2007, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

     (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing. For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

     (g) There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5. Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization & Liquidation:

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     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

     (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

     (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

     (f) The Trust has elected to treat the Acquiring Fund as a regulated RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing. For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

     (g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6. Necessary Findings of Fact by the Trust on behalf of the Acquired
 Fund and the Acquiring Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization & Liquidation:

     (a) The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

     (b) The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

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     (c) The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization & Liquidation by the Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

     (e) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

     (f) Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (g) There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (h) The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable. The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund. The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

     (i) All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (j) Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the

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Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7. Obligations of the Trust on behalf of the Acquired Fund

     (a) The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

     (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

     (c) The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

     (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

     (2) A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

     (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8. Obligations of the Trust on behalf of the Acquiring Fund

     (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

     (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

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     (c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

     (e) The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9. Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired
Fund and the Acquiring Fund

     The consummation of this Plan and the Reorganization & Liquidation hereunder shall be subject to the following respective conditions:

     (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Reorganization & Liquidation and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period. Net capital gain has the meaning given such term by Section 1222(11) of the Code.

     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit

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consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

     (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY, including among other things that the Acquired Fund shareholders are all includable members of the same affiliated group of corporations as defined in Section 1504 of the Code and such Acquired Fund shareholders are the owners of stock in Acquired Fund meeting the requirements of Section 332(b)(1) of the Code (i.e., stock with 80% of the total voting power, and 80% of the total value of the outstanding stock of the Acquired Fund):

     (1) Acquired Fund will recognize gain or loss on the sale immediately before Closing of all of Acquired Fund’s assets for cash (denominated in U.S. currency), pursuant to Section 1001 of the Code.

     (2) No gain or loss will be recognized by Acquired Fund on the transfer of substantially all of its assets, consisting solely of cash denominated in U.S. currency, in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, pursuant to Section 1001 of the Code; Acquired Fund will have an adjusted tax basis in the Acquiring Fund shares purchased equal to their cost, pursuant to Section 1012 of the Code.

     (3) No gain or loss will be recognized by Acquiring Fund upon receipt of substantially all of the assets of Acquired Fund in exchange solely for the Acquiring Fund shares, pursuant to Section 1032(a) of the Code.

     (4) Acquired Fund will recognize no gain or loss on the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in complete liquidation of Acquired Fund, pursuant to Section 337(a) of the Code.

     (5) The Acquired Fund shareholders will recognize no gain or loss on the receipt by them of Acquiring Fund shares (including fractional shares to which they may be entitled) in complete liquidation of Acquired Fund, pursuant to Section 332(a) of the Code, except that such Acquiring Fund shareholders will be required to treat as a dividend from Acquired Fund an amount equal to the dividends paid deduction allowable to Acquired Fund by reason of such distribution pursuant to Section 332(c) of the Code.

     (6) The basis of the Acquiring Fund shares received by the shareholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as it would be in the hands of Acquired Fund pursuant to Section 334(b)(1).

     (7) The holding period of the Acquiring Fund shares received by the shareholders of Acquired Fund (including fractional shares to which they may be entitled) will include the period for which such Acquiring Fund shares were held by Acquired Fund, pursuant to Section 1223(2) of the Code.

     (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

     (1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

     (2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

B-8

     (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

     (4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

     (5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

     (6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

     (7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

     (8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

     (9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

     (k) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

B-9

          10. Fees and Expenses; Other Plans

     The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

          11. Termination; Waiver; Order

     (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization & Liquidation may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2009, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

     (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

          12. Liability of the Trust

     The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

          13. Indemnification

     (a) The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this

B-10

Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund. The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

     (b) The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

          14. Final Tax Returns and Forms 1099 of the Acquired Fund

     (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization & Liquidation contemplated by this Plan; any

B-11

excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

          15. Amendments

          This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

          16. Governing Law

          This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

          The Trust has adopted this Plan of Reorganization & Liquidation and it shall be deemed effective, all as of the day and year first-above written.

          Nationwide Variable Insurance Trust, on behalf of JPMorgan NVIT Balanced Fund and NVIT Investor Destinations Moderate Fund

By
Michael S. Spangler,
President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By Michael S. Spangler, President

B-12

EXHIBIT C

PRINCIPAL HOLDERS OF SHARES

FUND NAME / CLASS	NAME AND ADDRESS OF ACCOUNT	SHARE AMOUNT	PERCENTAGE

C-1

PROXYTABULATOR [ADDRESS]
[CITY,STATEZIPCODE]

VOTEBYPHONE	VOTE ON THE INTERNET	VOTE BY MAIL
•Read the Proxy Statement and	• Read the Proxy Statement and	• Read the Proxy Statement and have this
have this card at hand	have this card at hand	card at hand
•Call toll-free [Phone #]	• Log on to [Website address]	• Check the appropriate boxes on reverse
•Follow the recorded instructions	• Follow the on-screen instructions	• Sign and date proxy card
•Do not return this paper ballot	• Do not return this paper ballot	• Returnpromptlyintheenclosedenvelope

Your prompt response will save your Fund the expense of additional mailings.

NATIONWIDE VARIABLE INSURANCE TRUST

SPECIAL MEETING OF SHAREHOLDERS PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E.. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full power of substitution, to vote all shares of the Fund(s) of the Nationwide Variable Insurance Trust (the “Trust”), as indicated above, which the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, on April 14, 2009, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

Date:
Signature(s) (Title(s), if applicable)

(Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. X
PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement discussion of each of these proposals.

IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

☐
FOR AGAINST

☐
ABSTAIN

1.	To approve a Plan of Reorganization by the Trust, on behalf of two of its series, the NVIT Multi- Manager Mid Cap Growth Fund and the NVIT Mid Cap Growth Fund, which provides for: (i) the acquisition by the NVIT Multi-Manager Mid Cap Growth Fund of substantially all of the property, assets and goodwill of the NVIT Mid Cap Growth Fund, in exchange solely for shares of the NVIT Multi-Manager Mid Cap Growth Fund; (ii) the pro rata distribution of shares of the NVIT Multi- Manager Mid Cap Growth Fund to the shareholders of the NVIT Mid Cap Growth Fund; and (iii) the dissolution of the NVIT Mid Cap Growth Fund.

2.	To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. X
PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement discussion of each of these proposals.

IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

☐FOR AGAINST

☐
ABSTAIN

1.	To approve a Plan of Reorganization and Liquidation by the Trust, on behalf of two of its series, the NVIT Investor Destinations Moderate Fund and the JPMorgan NVIT Balanced Fund, which provides for: (i) the acquisition by the NVIT Investor Destinations Moderate Fund of substantially all of the property, assets and goodwill of the JPMorgan NVIT Balanced Fund, in exchange solely for shares of the NVIT Investor Destinations Moderate Fund; (ii) the pro rata distribution of shares of the NVIT Investor Destinations Moderate Fund to the shareholders of the JPMorgan NVIT Balanced Fund; and (iii) the dissolution of the JPMorgan NVIT Balanced Fund.

2.	To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION FOR NVIT MULTI-MANAGER MID CAP GROWTH FUND AND NVIT INVESTOR DESTINATIONS MODERATE FUND Dated [INSERT]

Acquisition of the Assets of:	Acquisition of the Assets of:

NVIT MID CAP GROWTH FUND	JPMORGAN NVIT BALANCED FUND
(a series of Nationwide Variable Insurance Trust)	(a series of Nationwide Variable Insurance Trust)

By and in exchange for shares of:	By and in exchange for shares of:

NVIT MULTI-MANAGER MID CAP GROWTH	NVIT INVESTOR DESTINATIONS MODERATE
FUND	FUND
(a series of Nationwide Variable Insurance Trust)	(a series of Nationwide Variable Insurance Trust)

     This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of all of the assets of the NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”) in exchange for shares of the NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”) and to the proposed acquisition of all of the assets of JPMorgan NVIT Balanced Fund (the “Balanced Fund”) in exchange for shares of the NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”).

     This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [INSERT], relating to the above-referenced transactions. You can request a copy of the Proxy Statement/Prospectus by calling 1-800-848-6331, or by writing to the Trust at Attention: 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

     This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.	Statement of Additional Information of the Multi-Manager Fund, dated December 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Nationwide Variable Insurance Trust’s (the “Trust”) filing under Rule 485(b) filed November 26, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Mid Cap Growth Fund transaction.

2.	Annual Report of the Mid Cap Growth Fund[1] for the fiscal year ended December 31, 2007, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 10, 2008 and will be mailed to any shareholder who requests this SAI with regard to the Mid Cap Growth Fund transaction.

3.	Semi-Annual Report of the Mid Cap Growth Fund for the period ended June 30, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed September 8, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Mid Cap Growth Fund transaction.

4.	Semi-Annual Report of the Multi-Manager Fund for the period ended June 30, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed September 8, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Mid Cap Growth Fund transaction.

1 The Multi-Manager Fund did not begin operations until March 25, 2008. Therefore, no current annual report is available. However, an annual report for the fiscal year ended December 31, 2008 will be available on or after February 28, 2009.

5.	Pro Forma Financial Statements for the reorganization of the Mid Cap Growth Fund into the Multi-Manager Fund.

6.	Statement of Additional Information of the ID Moderate Fund, dated May 1, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed May 5, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

7.	Supplement to the Statement of Additional Information of the ID Moderate Fund, dated July 10, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed on July 10, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

8.	Annual Report of the ID Moderate Fund for the fiscal year ended December 31, 2007, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 10, 2008 and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

9.	Annual Report of the Balanced Fund for the fiscal year ended December 31, 2007, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 10, 2008 and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

10.	Semi-Annual Report of the ID Moderate Fund for the period ended June 30, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed September 8, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

11.	Semi-Annual Report of the Balanced Fund for the period ended June 30, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed September 8, 2008, and will be mailed to any shareholder who requests this SAI with regard to the Balanced Fund transaction.

2

Pro Forma Statement of Assets and Liabilities
For the Six-Month Period Ended December 31, 2008
(Unaudited)			NVIT Multi-Manager Mid Cap Growth Fund
	NVIT Mid Cap Growth Fund	NVIT Multi-Manager Mid Cap Growth Fund	Pro Forma Adjustments	ProForma Combined
Assets:
Investments, at value	$ 104,812,629	$ 114,670,954	$ 219,483,583
Repurchase agreements, at value and cost	1,408,725	6,341,642		7,750,367
Total Investments	106,221,354	121,012,596		227,233,950
Cash	-	48,782		48,782
Interest and dividends receivable	43,451	69,181		112,632
Receivable for investments sold		327,395		327,395
Reclaim receivable		125		125
Receivable from adviser	24,801	17,402		42,203
Prepaid expenses and other assets	1,246	-		1,246
Total Assets	106,290,852	121,475,481		227,766,333
Liabilities:
Cash Overdraft
Foreign currenices payable to custodian, at value
Payable for investments purchased	1,105,500	2,212,105		3,317,605
Unrealized depreciation on forward foreign currency contracts		67,313		67,313
Accrued expenses and other payables:				-
Investment advisory fees	64,133	70,276		134,409
Fund administration fees and transfer agent fees	4,280	4,685		8,965
Distribution fees	3,824	17,015		20,839
Administrative servicing fees	17,954	5,731		23,685
Custodian fees	2,574	3,203		5,777
Trustee fees	1,013	1,085		2,098
Compliance program costs	2,068	2,215		4,283
Other	42,620	23,344		65,964
Total Liabilities	1,243,966	2,406,972		3,650,938
Net Assets	105,046,886	119,068,509		224,115,395
Represented by:
Capital	250,265,213	176,794,070		427,059,283
Accumulated undistributed net investment loss	(3,850,375)	(335,620)		(4,185,995)
Accumulated net realized losses from investment transactions	(111,335,841)	(32,231,929)		(143,567,770)
Accumulated net realized losses from investment and foreign currency transactions		270,774		270,774
Net unrealized appreciation/(depreciation) from investments and translation of
assets and liabilities denominated in foreign currencies	(30,032,111)	(25,428,786)		(55,460,897)
Net Assets	105,046,886	119,068,509		224,115,395
Net Assets:
Class I Shares	41,911,564	3,325,720	44,175,342	89,412,626
Class II Shares	18,959,980	82,926,736		101,886,716
Class III Shares	638,663		(638,663)	-
Class Y Shares		32,816,053		32,816,053
Class IV Shares	43,536,679		(43,536,679)	-
Total	105,046,886	119,068,509	-	224,115,395
Shares Outstanding (unlimited number of shares authorized):

Class I Shares	2,391,173	503,541	10,652,297	13,547,011
Class II Shares	1,093,832	12,583,295	1,783,251	15,460,378
Class III Shares	36,394		(36,394)	-
Class Y Shares		4,963,418		4,963,418
Class IV Shares	2,478,680		(2,478,680)	-
Total	6,000,079	18,050,254	9,920,474	33,970,807
Net asset value and redemption price per share (Net assets by class divided by
Class I Shares	$ 17.53	$ 6.60	$ 6.60
Class II Shares	$ 17.33	$ 6.59	$ 6.59
Class III Shares	$ 17.55
Class Y Shares		$ 6.61	$ 6.61
Class IV Shares	$ 17.56

Pro Forma Statement of Operations
For the Period Ended December 31, 2008(a)
(Unaudited)

	NVIT Mid Cap	NVIT Multi -	Pro Forma	NVIT Multi-
	Growth Fund	Manager Mid	Adjustments (b)	Manager Mid
		Cap Growth Fund		Cap Growth Fund
				Fund Pro Forma
				Combined

INVESTMENT INCOME:
Interest income	$ 187,212.00	$ 164,829.00	$ -	$ 352,041.00
Dividend income	862,385	238,916		1,101,301
Income from securities lending	92,926	-	-92,926	0
Foreign tax witholding	-	-744		-744
Total Income	1,142,523	403,001	-92,926	1,452,598

EXPENSES:
Investment advisory fees	1,390,677	484,986	1,189	1,876,852
Fund administration and transfer agent fees	75,273	29,700		104,973
Distribution fees Class II Shares	210,403	125,918		336,321
Administrative service fees Class I Shares	77,515	2,450	(13,749)	66,216
Administrative service fees Class II Shares	130,394	59,501	(23,130)	166,765
Administrative service fees Class III Shares	785	-	(785)	-
Administrative service fees Class IV Shares	65,401	-	(65,401)	-
Custodian fees	11,598	13,333		24,931
Trustee fees	3,916	2,293		6,209
Compliance program costs (Note 3)	137	25		162
Legal fees	21,282	12,646		33,928
Printing fees	106,047	23,891	(43,386)	86,552
Other	22,894	22,475	(10,064)	35,305
Total expenses before earnings credit and reimbursed expenses	2,116,322	777,218	-155,326	2,738,214
Earnings credit (Note 6)	-138	-174	138	-174
Expenses reimbursed	-55,729	-38,202	40,481	-53,450
Net Expenses	2,060,455	738,842	-114,707	2,684,590

NET INVESTMENT LOSS	-917,932	-335,841	21,781	-1,231,992
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized losses from investment transactions	-26,814,235	-32,231,929		-59,046,164
Net realized losses on foreign currency transactions	-	270,774		270,774
Net realized losses from investment and foreign currency transactions	-26,814,235	-31,961,155	-	-58,775,390
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	-42,360,609	-25,428,786		-67,789,395
Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	-69,174,844	-57,389,941		-126,564,785
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,092,776.00)	$(57,725,782.00)	$21,781.00	$(127,796,777.00)

(a) Commencement of Operations was 3/25/08 for the NVIT Multi-Manager Mid Cap Growth Fund. Both Funds presentented in the Pro Forma cover the period 3/25/08 to 12/31/08.
(b) Increase/Decrease to reflect appropriate expense levels by merging the funds.

NVIT Mid Cap Growth Fund
Proforma Schedule of Investments
For the Six-Month Period Ended December 31, 2008
(Unaudited)		Shares/Par	Market Value
Common Stock

AUSTRALIA
Biotechnology
	CSL Ltd
BERMUDA
Capital Markets
	Lazard Ltd, Class A
Insurance
	Axis Capital Holdings Ltd
	Everest Re Group Ltd
	PartnerRe Ltd
Internet Software & Services
	VistaPrint Ltd*
Semiconductors & Semiconductor Equipment
	Marvell Technology Group Ltd*	99,900	$666,333
			$666,333
CANADA
Food & Staples Retailing
	Shoppers Drug Mart Corp
Metals & Mining
	Agnico-Eagle Mines Ltd
CHINA
Diversified Consumer Services
	New Oriental Education & Technology Group ADR *	24,800	$1,361,768
Internet Software & Services
	Netease.com ADR*
	Sohu.com Inc*

			$1,361,768
			$1,361,768
GREECE
Marine
	Diana Shipping Inc
NETHERLANDS
Energy Equipment & Services
	Core Laboratories NV
SWITZERLAND
Chemicals
	Syngenta AG
Insurance
	ACE Ltd
UNITED STATES
Aerospace & Defense
	L-3 Communications Holdings Inc	22,400	$1,652,672
	Precision Castparts Corp
	Rockwell Collins Inc	40,800	$1,594,872
			$3,247,544
Air Freight & Logistics
	CH Robinson Worldwide Inc	10,000	$550,300
	Expeditors International of Washington Inc	35,800	$1,191,066
	FedEx Corp
			$1,741,366
Airlines
	Alaska Air Group Inc*
	AMR Corp*
	Continental Airlines Inc, Class B*
	Delta Air Lines Inc*
	JetBlue Airways Corp*
Beverages
	Central European Distribution Corp*	33,600	$661,920
	Hansen Natural Corp*	31,000	$1,039,430
			$1,701,350

Biotechnology
	Alexion Pharmaceuticals Inc*
	Celgene Corp*
	Cephalon Inc*
	Myriad Genetics Inc*
	United Therapeutics Corp*
	Vertex Pharmaceuticals Inc*
Capital Markets
	Affiliated Managers Group Inc*	7,400	$310,208
	BlackRock Inc
	Charles Schwab Corp/The
	Knight Capital Group Inc, Class A*
	Northern Trust Corp
	Stifel Financial Corp*
	TD Ameritrade Holding Corp*	80,200	$1,142,850
			$1,453,058
Chemicals
	Airgas Inc	41,400	$1,614,186
	Albemarle Corp	35,400	$789,420
	Ecolab Inc	58,000	$2,038,700
	Intrepid Potash Inc*
	Monsanto Co
	Mosaic Co/The
	Scotts Miracle-Gro Co/The, Class A
			$4,442,306
Commercial Banks
	Hancock Holding Co
	TCF Financial Corp
	UMB Financial Corp
Commercial Services & Supplies
	Clean Harbors Inc*
	Copart Inc*
	Corrections Corp of America*
	Covanta Holding Corp*
	Iron Mountain Inc*
	Pitney Bowes Inc	51,000	$1,299,480
	Stericycle Inc*	33,700	$1,755,096
	Waste Connections Inc*
			$3,054,576
Communications Equipment
	F5 Networks Inc*	55,500	$1,268,730
	Harris Corp	100,400	$3,820,220

	Juniper Networks Inc*
			$5,088,950
Computers & Peripherals
	Diebold Inc
	NetApp Inc*	67,900	$948,563
			$948,563
Construction & Engineering
	Aecom Technology Corp*	72,310	$2,222,086
	Granite Construction Inc
	Jacobs Engineering Group Inc*	10,000	$481,000
	Quanta Services Inc*
	URS Corp*	12,500	$509,625
			$3,212,711
Construction Materials
	Martin Marietta Materials Inc
Containers & Packaging
	Ball Corp	69,700	$2,898,823
	Crown Holdings Inc*
	Pactiv Corp*
			$2,898,823
Distributors
	LKQ Corp*	105,900	$1,234,794
			$1,234,794
Diversified Consumer Services
	American Public Education Inc*
	Apollo Group Inc, Class A*	37,500	$2,873,250
	Corinthian Colleges Inc*
	DeVry Inc
	H&R Block Inc
	ITT Educational Services Inc*	26,900	$2,554,962
	Strayer Education Inc
			$5,428,212
Diversified Financial Services
	Interactive Brokers Group Inc, Class A*	63,270	$1,131,900
	IntercontinentalExchange Inc*	16,260	$1,340,474
	NASDAQ OMX Group Inc/The*
			$2,472,374
Electric Utilities
	Allegheny Energy Inc	35,800	$1,212,188
			$1,212,188
Electrical Equipment
	Ametek Inc
	Energy Conversion Devices Inc*

	First Solar Inc*
Electronic Equip., Instruments
	Amphenol Corp, Class A	63,700	$1,527,526
	Dolby Laboratories Inc, Class A*	45,000	$1,474,200
	Flir Systems Inc*
	Itron Inc*
	Mettler Toledo International Inc*	19,300	$1,300,820
	National Instruments Corp
	Trimble Navigation Ltd*
			$4,302,546
Energy Equipment & Services
	CARBO Ceramics Inc
	FMC Technologies Inc*	28,900	$688,687
	Helmerich & Payne Inc	32,500	$739,375
	IHS Inc, Class A*	28,800	$1,077,696
	Smith International Inc	32,000	$732,480
	Superior Energy Services Inc*	34,400	$547,992
	Weatherford International Ltd*
			$3,786,230
Food & Staples Retailing
	BJ's Wholesale Club Inc*
	Kroger Co/The
Food Products
	Dean Foods Co*
	HJ Heinz Co
	Kellogg Co
	Ralcorp Holdings Inc*
Health Care Equipment & Supplies
	Covidien Ltd
	CR Bard Inc	25,700	$2,165,482
	Edwards Lifesciences Corp*
	Gen-Probe Inc*
	Idexx Laboratories Inc*
	Intuitive Surgical Inc*	8,800	$1,117,512
	Masimo Corp*
	NuVasive Inc*
	Resmed Inc*	35,200	$1,319,296
	St Jude Medical Inc*	95,200	$3,137,792
	Varian Medical Systems Inc*	44,100	$1,545,264
	Wright Medical Group Inc*
			$9,285,346

Health Care Providers & Services
	Express Scripts Inc*	34,200	$1,880,316
	HMS Holdings Corp*
	Laboratory Corp of America Holdings*	17,000	$1,094,970
	Medco Health Solutions Inc*
	Mednax Inc*	26,700	$846,390
	Omnicare Inc
	Psychiatric Solutions Inc*
	VCA Antech Inc*
			$3,821,676
Health Care Technology
	Cerner Corp*

	Hotels Restaurants & Leisure
	Burger King Holdings Inc	95,000	$2,268,600
	Panera Bread Co, Class A*
	Penn National Gaming Inc*	66,300	$1,417,494
	WMS Industries Inc*
	Wynn Resorts Ltd*
			$3,686,094
Household Durables
	Jarden Corp*	109,550	$1,259,825
	KB Home
	Leggett & Platt Inc
	MDC Holdings Inc
	NVR Inc*
	Pulte Homes Inc
	Toll Brothers Inc*
			$1,259,825
Household Products
	Church & Dwight Co Inc	29,800	$1,672,376
			$1,672,376
Insurance
	AON Corp
	Brown & Brown Inc	66,000	$1,379,400
	Fidelity National Financial Inc, Class A
	Travelers Cos Inc/The
	WR Berkley Corp	90,600	$2,808,600
			$4,188,000
Internet Software & Services
	Equinix Inc*

IT Services
	Alliance Data Systems Corp*	42,900	$1,996,137

	Cognizant Technology Solutions Corp, A Shares*	51,500	$930,090
	Fiserv Inc*	86,400	$3,142,368
	Mastercard Inc, Class A
	Paychex Inc	21,500	$565,020
	SAIC Inc*
			$6,633,615
Life Sciences Tools & Services
	Illumina Inc*
	Thermo Fisher Scientific Inc*
Machinery
	Briggs & Stratton Corp
	Bucyrus International Inc	35,900	$664,868
	Danaher Corp
			$664,868
Marine
	Eagle Bulk Shipping Inc
	Genco Shipping & Trading Ltd
Media
	DIRECTV Group Inc/The*
	John Wiley & Sons Inc, Class A	76,300	$2,714,754
	Scripps Networks Interactive Inc, Class A
			$2,714,754
Metals & Mining
	Nucor Corp
Multiline Retail
	Dollar Tree Inc*
	Family Dollar Stores Inc
	Kohl's Corp*
Oil, Gas & Consumable Fuels
	Concho Resources Inc*
	Continental Resources Inc*	47,900	$992,009
	EOG Resources Inc
	PetroHawk Energy Corp*
	Plains Exploration & Production Co*
	Range Resources Corp	16,400	$563,996
	Southwestern Energy Co*	15,000	$434,550
	Ultra Petroleum Corp*
	Whiting Petroleum Corp*
	XTO Energy Inc	52,562	$1,853,862
			$3,844,417

Personal Products
	Alberto-Culver Co	97,800	$2,397,078
	Chattem Inc*
			$2,397,078
Pharmaceuticals
	Perrigo Co

Professional Services
	CoStar Group Inc*
	Dun & Bradstreet Corp	28,900	$2,231,080
	FTI Consulting Inc*
			$2,231,080
Real Estate Investment Trusts
	Annaly Capital Management Inc

Road & Rail
	CSX Corp
	JB Hunt Transport Services Inc	47,200	$1,239,944
	Norfolk Southern Corp
	Union Pacific Corp
			$1,239,944
Semiconductors & Semiconductor Equipment
	Altera Corp
	Broadcom Corp, Class A*	82,000	$1,391,540
	Lam Research Corp*
	MEMC Electronic Materials Inc*	17,700	$252,756
	Microchip Technology Inc
	Microsemi Corp*
	Silicon Laboratories Inc*
			$1,644,296
Software
	Activision Blizzard Inc*
	Ansys Inc*
	Blackboard Inc*
	Intuit Inc*	86,800	$2,064,972
	McAfee Inc*
	Quest Software Inc*
	Salesforce.com Inc*
	Symantec Corp*
			$2,064,972
Specialty Retail
	Advance Auto Parts Inc	29,500	$992,675
	Bed Bath & Beyond Inc*	27,500	$699,050
	Childrens Place Retail Stores Inc/The*

	GameStop Corp, Class A*	42,500	$920,550
	Gap Inc/The
	Guess ? Inc	37,600	$577,160
	PetSmart Inc
	Ross Stores Inc
	Sherwin-Williams Co/The	7,000	$418,250
	Staples Inc
	TJX Cos Inc
	Urban Outfitters Inc*
			$3,607,685
Textiles, Apparel & Luxury Goods
	Carter's Inc*
	Coach Inc*	69,900	$1,451,823
			$1,451,823
Thrifts & Mortgage Finance
	Hudson City Bancorp Inc	60,000	$957,600
			$957,600
Trading Companies & Distributors
	Fastenal Co	64,300	$2,240,855
			$2,240,855
Water Utilities
	Aqua America Inc
Wireless Telecommunication Services
	American Tower Corp, Class A*
	MetroPCS Communications Inc*
	NII Holdings Inc*	52,400	$952,633
	SBA Communications Corp, Class A*
			$952,633
			$102,784,528
			$104,812,629
Exchange Traded Fund
UNITED STATES

	Midcap SPDR Trust Series 1
Mutual Fund
Money Market Fund
	AIM Liquid Assets Portfolio

Repurchase Agreement

		Principal Amount	Value
	UBS Securities, 0.03%, dated 12/31/08, due 01/02/09,
	repurchase price $1,421,374, collateralized by U.S.
	Government Discount Notes ranging 0.00% - 0.00%,
	maturing 01/30/09 - 06/24/09; total market value of
	$1,449,799	1,408,725	$1,408,725
			$1,408,725
	Total Investments (c) (Cost $136,253,466)		$106,221,354
	Liabilities in Excess of Other Assets		-$1,174,468
	Net Assets		$105,046,886

* Denotes a non-income producing security.
(a) Fair Valued Security.
(b) Variable Rate Security.The rate reflected in the Statement of Investments is the rate reflected on December 31, 2008.
(c) See Notes to Statement of Investments for tax unrealized appreciation / (depreciation) of securities.

ADR American Depository Receipt

NVIT Multi-Manager Mid Cap Growth Fund
Proforma Schedule of Investments
For the Six-Month Period Ended December 31, 2008
(Unaudited)
		Shares	Value
Common Stock
AUSTRALIA
Biotechnology
	CSL Ltd		$117,545
			$117,545

BERMUDA
Capital Markets
	Lazard Ltd, Class A	48,653	$1,446,940
			$1,446,940
Insurance
	Axis Capital Holdings Ltd	9,359	$272,534
	Everest Re Group Ltd	2,250	$171,315
	PartnerRe Ltd	5,918	$421,776
			$865,625
Internet Software & Services
	VistaPrint Ltd*	25,900	$481,999
			$481,999
Semiconductors & Semiconductor Equipment
	Marvell Technology Group Ltd*
			$2,794,564
CANADA
Food & Staples Retailing
	Shoppers Drug Mart Corp	27,700	$1,078,419
			$1,078,419
Metals & Mining
	Agnico-Eagle Mines Ltd	6,500	$333,645
			$333,645
			$1,412,064
CHINA
Diversified Consumer Services
	New Oriental Education & Technology Group ADR *
Internet Software & Services
	Netease.com ADR*	26,149	$577,893

	Sohu.com Inc*	12,515	$592,460
			$1,170,353
GREECE
Marine
	Diana Shipping Inc	7,151	$91,247
			$91,247
NETHERLANDS
Energy Equipment & Services
	Core Laboratories NV	6,400	$383,104
			$383,104
SWITZERLAND
Chemicals
	Syngenta AG	3,286	$638,627
			$638,627
Insurance
	ACE Ltd	5,239	$277,248
			$277,248
			$915,875
UNITED STATES
Aerospace & Defense
	L-3 Communications Holdings Inc
	Precision Castparts Corp	11,200	$666,176
	Rockwell Collins Inc
			$666,176
Air Freight & Logistics
	CH Robinson Worldwide Inc	19,000	$1,045,570
	Expeditors International of Washington Inc	19,000	$632,130
	FedEx Corp	5,109	$327,742
			$2,005,442
Airlines
	Alaska Air Group Inc*	15,274	$446,765
	AMR Corp*	34,587	$369,043
	Continental Airlines Inc, Class B*	17,967	$324,484
	Delta Air Lines Inc*	54,994	$630,231
	JetBlue Airways Corp*	52,683	$374,049
			$2,144,572
Beverages
	Central European Distribution Corp*	10,000	$197,000
	Hansen Natural Corp*
			$197,000
Biotechnology
	Alexion Pharmaceuticals Inc*	26,254	$950,132

	Celgene Corp*	5,957	$329,303
	Cephalon Inc*	16,741	$1,289,727
	Myriad Genetics Inc*	19,650	$1,302,009
	United Therapeutics Corp*	5,600	$350,280
	Vertex Pharmaceuticals Inc*	11,700	$355,446
			$4,576,897
Capital Markets
	Affiliated Managers Group Inc*
	BlackRock Inc	6,863	$920,671
	Charles Schwab Corp/The	20,142	$325,696
	Knight Capital Group Inc, Class A*	15,305	$247,176
	Northern Trust Corp	17,000	$886,380
	Stifel Financial Corp*	7,949	$364,462
	TD Ameritrade Holding Corp*
			$2,744,385
Chemicals
	Airgas Inc	26,400	$1,029,336
	Albemarle Corp
	Ecolab Inc	28,900	$1,015,835
	Intrepid Potash Inc*	5,311	$110,309
	Monsanto Co	11,639	$818,804
	Mosaic Co/The	2,770	$95,842
	Scotts Miracle-Gro Co/The, Class A	6,655	$197,787
			$3,267,913
Commercial Banks
	Hancock Holding Co	5,067	$230,346
	TCF Financial Corp	16,080	$219,653
	UMB Financial Corp	5,163	$253,710
			$703,708
Commercial Services & Supplies
	Clean Harbors Inc*	9,000	$570,960
	Copart Inc*	10,000	$271,900
	Corrections Corp of America*	41,900	$685,484
	Covanta Holding Corp*	31,900	$700,524
	Iron Mountain Inc*	46,100	$1,140,053
	Pitney Bowes Inc
	Stericycle Inc*	25,400	$1,322,832
	Waste Connections Inc*	38,467	$1,214,403
			$5,906,156
Communications Equipment
	F5 Networks Inc*
	Harris Corp	30,000	$1,141,500
	Juniper Networks Inc*	39,100	$684,641
			$1,826,141

Computers & Peripherals
	Diebold Inc	7,438	$208,933
	NetApp Inc*
			$208,933
Construction & Engineering
	Aecom Technology Corp*	19,179	$589,371
	Granite Construction Inc	2,294	$100,775
	Jacobs Engineering Group Inc*	20,546	$988,263
	Quanta Services Inc*	45,174	$894,445
	URS Corp*	7,684	$313,277
			$2,886,131
Construction Materials
	Martin Marietta Materials Inc	2,250	$218,430
			$218,430
Containers & Packaging
	Ball Corp
	Crown Holdings Inc*	40,198	$771,802
	Pactiv Corp*	30,465	$757,969
			$1,529,771
Distributors
	LKQ Corp*
Diversified Consumer Services
	American Public Education Inc*	9,500	$353,305
	Apollo Group Inc, Class A*	7,167	$549,136
	Corinthian Colleges Inc*	31,650	$518,111
	DeVry Inc	37,486	$2,152,071
	H&R Block Inc	14,509	$329,644
	ITT Educational Services Inc*	12,844	$1,219,923
	Strayer Education Inc	7,475	$1,602,715
			$6,724,905
Diversified Financial Services
	Interactive Brokers Group Inc, Class A*
	IntercontinentalExchange Inc*	7,500	$618,300
	NASDAQ OMX Group Inc/The*	13,100	$323,701
			$942,001
Electric Utilities
	Allegheny Energy Inc
Electrical Equipment
	Ametek Inc	27,500	$830,775
	Energy Conversion Devices Inc*	4,761	$120,025
	First Solar Inc*	879	$121,267
			$1,072,067

Electronic Equip., Instruments
	Amphenol Corp, Class A
	Dolby Laboratories Inc, Class A*	32,600	$1,067,976
	Flir Systems Inc*	30,000	$920,400
	Itron Inc*	8,750	$557,725
	Mettler Toledo International Inc*	3,800	$256,120
	National Instruments Corp	15,500	$377,580
	Trimble Navigation Ltd*	38,000	$821,180
			$4,000,981
Energy Equipment & Services
	CARBO Ceramics Inc	26,803	$952,311
	FMC Technologies Inc*
	Helmerich & Payne Inc
	IHS Inc, Class A*	19,500	$729,690
	Smith International Inc	4,732	$108,315
	Superior Energy Services Inc*
	Weatherford International Ltd*	10,093	$109,206
			$1,899,522
Food & Staples Retailing
	BJ's Wholesale Club Inc*	33,794	$1,157,782
	Kroger Co/The	23,365	$617,070
			$1,774,852
Food Products
	Dean Foods Co*	10,519	$189,026
	HJ Heinz Co	10,665	$401,004
	Kellogg Co	2,460	$107,871
	Ralcorp Holdings Inc*	22,421	$1,309,386
			$2,007,288
Health Care Equipment & Supplies
	Covidien Ltd	18,061	$654,531
	CR Bard Inc	13,200	$1,112,232
	Edwards Lifesciences Corp*	7,145	$392,618
	Gen-Probe Inc*	19,600	$839,664
	Idexx Laboratories Inc*	14,000	$505,120
	Intuitive Surgical Inc*	4,950	$628,601
	Masimo Corp*	19,500	$581,685
	NuVasive Inc*	12,100	$419,265
	Resmed Inc*
	St Jude Medical Inc*	8,042	$265,064
	Varian Medical Systems Inc*	5,534	$193,911
	Wright Medical Group Inc*	44,200	$903,006
			$6,495,697
Health Care Providers & Services
	Express Scripts Inc*	34,564	$1,900,329

	HMS Holdings Corp*	8,000	$252,160
	Laboratory Corp of America Holdings*
	Medco Health Solutions Inc*	27,136	$1,137,270
	Mednax Inc*
	Omnicare Inc	28,798	$799,432
	Psychiatric Solutions Inc*	20,000	$557,000
	VCA Antech Inc*	30,400	$604,352
			$5,250,543
Health Care Technology
	Cerner Corp*	9,119	$350,626
			$350,626
Hotels Restaurants & Leisure
	Burger King Holdings Inc
	Panera Bread Co, Class A*	14,049	$733,920
	Penn National Gaming Inc*	26,300	$562,294
	WMS Industries Inc*	42,800	$1,151,320
	Wynn Resorts Ltd*	9,600	$405,696
			$2,853,230
Household Durables
	Jarden Corp*
	KB Home	6,738	$91,772
	Leggett & Platt Inc	7,376	$112,041
	MDC Holdings Inc	3,162	$95,809
	NVR Inc*	487	$222,194
	Pulte Homes Inc	8,722	$95,331
	Toll Brothers Inc*	11,354	$243,316
			$860,463
Household Products
	Church & Dwight Co Inc	10,500	$589,260
			$589,260
Insurance
	AON Corp	27,332	$1,248,526
	Brown & Brown Inc
	Fidelity National Financial Inc, Class A	11,500	$204,125
	Travelers Cos Inc/The	4,996	$225,819
	WR Berkley Corp	6,400	$198,400
			$1,876,870
Internet Software & Services
	Equinix Inc*	17,150	$912,209
			$912,209
IT Services
	Alliance Data Systems Corp*	22,300	$1,037,619
	Cognizant Technology Solutions Corp, A Shares*	42,400	$765,744
	Fiserv Inc*

	Mastercard Inc, Class A	3,200	$457,376
	Paychex Inc
	SAIC Inc*	34,500	$672,060
			$2,932,799
Life Sciences Tools & Services
	Illumina Inc*	21,100	$549,655
	Thermo Fisher Scientific Inc*	22,444	$764,667
			$1,314,322
Machinery
	Briggs & Stratton Corp	16,823	$295,917
	Bucyrus International Inc
	Danaher Corp	16,400	$928,404
			$1,224,321
Marine
	Eagle Bulk Shipping Inc	12,174	$83,027
	Genco Shipping & Trading Ltd	6,304	$93,299
			$176,326
Media
	DIRECTV Group Inc/The*	14,702	$336,823
	John Wiley & Sons Inc, Class A
	Scripps Networks Interactive Inc, Class A	16,000	$352,000
			$688,823
Metals & Mining
	Nucor Corp	475	$21,945
			$21,945
Multiline Retail
	Dollar Tree Inc*	40,638	$1,698,668
	Family Dollar Stores Inc	22,598	$589,130
	Kohl's Corp*	11,200	$405,440
			$2,693,238
Oil, Gas & Consumable Fuels
	Concho Resources Inc*	34,300	$782,726
	Continental Resources Inc*	23,118	$478,774
	EOG Resources Inc	4,120	$274,310
	PetroHawk Energy Corp*	52,736	$824,264
	Plains Exploration & Production Co*	14,703	$341,698
	Range Resources Corp	28,109	$966,669
	Southwestern Energy Co*	38,253	$1,108,189
	Ultra Petroleum Corp*	4,459	$153,880
	Whiting Petroleum Corp*	6,312	$211,200
	XTO Energy Inc	18,100	$638,387
			$5,780,095
Personal Products
	Alberto-Culver Co

	Chattem Inc*	8,629	$617,232
			$617,232
Pharmaceuticals
	Perrigo Co	56,894	$1,838,245
			$1,838,245
Professional Services
	CoStar Group Inc*	16,650	$548,451
	Dun & Bradstreet Corp
	FTI Consulting Inc*	19,878	$888,149
			$1,436,600
Real Estate Investment Trusts
	Annaly Capital Management Inc	12,897	$204,675
			$204,675
Road & Rail
	CSX Corp	5,848	$189,885
	JB Hunt Transport Services Inc	22,200	$583,194
	Norfolk Southern Corp	4,361	$205,185
	Union Pacific Corp	4,320	$206,496
			$1,184,760
Semiconductors & Semiconductor Equipment
	Altera Corp	14,363	$240,006
	Broadcom Corp, Class A*	22,446	$380,909
	Lam Research Corp*	13,000	$276,640
	MEMC Electronic Materials Inc*
	Microchip Technology Inc	29,700	$580,041
	Microsemi Corp*	58,196	$735,597
	Silicon Laboratories Inc*	15,600	$386,568
			$2,599,761
Software
	Activision Blizzard Inc*	133,268	$1,151,436
	Ansys Inc*	29,700	$828,333
	Blackboard Inc*	29,700	$779,031
	Intuit Inc*
	McAfee Inc*	13,021	$450,136
	Quest Software Inc*	15,468	$194,742
	Salesforce.com Inc*	17,150	$548,972
	Symantec Corp*	23,417	$316,598
			$4,269,247
Specialty Retail
	Advance Auto Parts Inc
	Bed Bath & Beyond Inc*
	Childrens Place Retail Stores Inc/The*	12,658	$274,425
	GameStop Corp, Class A*	26,400	$571,824
	Gap Inc/The	20,000	$267,800

	Guess ? Inc
	PetSmart Inc	7,213	$133,080
	Ross Stores Inc	48,265	$1,434,918
	Sherwin-Williams Co/The
	Staples Inc	14,000	$250,880
	TJX Cos Inc	23,854	$490,677
	Urban Outfitters Inc*	47,300	$708,554
			$4,132,159
Textiles, Apparel & Luxury Goods
	Carter's Inc*	12,033	$231,756
	Coach Inc*
			$231,756
Thrifts & Mortgage Finance
	Hudson City Bancorp Inc	20,599	$328,760
			$328,760
Trading Companies & Distributors
	Fastenal Co	23,100	$805,035
			$805,035
Water Utilities
	Aqua America Inc	16,103	$331,561
			$331,561
Wireless Telecommunication Services
	American Tower Corp, Class A*	52,486	$1,538,890
	MetroPCS Communications Inc*	14,300	$212,355
	NII Holdings Inc*	43,400	$789,012
	SBA Communications Corp, Class A*	123,847	$2,021,183
			$4,561,440
			$103,865,266
			$110,750,018
Exchange Traded Fund
UNITED STATES
	Midcap SPDR Trust Series 1	13,721	$1,333,407
			$1,333,407
Mutual Fund
Money Market Fund
	AIM Liquid Assets Portfolio	2,587,528	$2,587,528
			$2,587,528

		Principal Amount	Value

Repurchase Agreement

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09,
repurchase price $6,341,654, collateralized by U.S.
Government Discount Notes ranging 0.00% - 0.00%, maturing
01/30/09 - 06/24/09; total market value of $6,468,476	6,341,643	$6,341,642
		$6,341,642
Total Investments (c) (Cost $146,374,002)		$121,012,596
Liabilities in Excess of Other Assets		-$1,944,087
Net Assets		$119,068,509

* Denotes a non-income producing security.
(a) Fair Valued Security.
(b) Variable Rate Security.The rate reflected in the Statement of Investments is the rate reflected on December 31, 2008.
(c) See Notes to Statement of Investments for tax unrealized appreciation / (depreciation) of securities.
ADR American Depository Receipt

NVIT Multi-Manager Mid Cap Growth Fund after Transaction
Proforma Combined Schedule of Investments
For the Six-Month Period Ended December 31, 2008
(Unaudited)

		Shares/Par	Market Value
Biotechnology
	CSL Ltd	4,986	$117,545
			$117,545

Capital Markets
	Lazard Ltd, Class A	48,653	$1,446,940
			$1,446,940
Insurance
	Axis Capital Holdings Ltd	9,359	$272,534
	Everest Re Group Ltd	2,250	$171,315
	PartnerRe Ltd	5,918	$421,776
			$865,625
Internet Software & Services
	VistaPrint Ltd*	25,900	$481,999
			$481,999
Semiconductors & Semiconductor Equipment
	Marvell Technology Group Ltd*	99,900	$666,333
			$666,333
			$3,460,897
Food & Staples Retailing
	Shoppers Drug Mart Corp	27,700	$1,078,419
			$1,078,419
Metals & Mining
	Agnico-Eagle Mines Ltd	6,500	$333,645
			$333,645
			$1,412,064
Diversified Consumer Services
	New Oriental Education & Technology Group ADR *	24,800	$1,361,768
			$1,361,768
Internet Software & Services
	Netease.com ADR*	26,149	$577,893
	Sohu.com Inc*	12,515	$592,460
			$1,170,353
			$2,532,121
Marine

	Diana Shipping Inc	7,151	$91,247
			$91,247
Energy Equipment & Services
	Core Laboratories NV	6,400	$383,104
			$383,104
Chemicals
	Syngenta AG	3,286	$638,627
			$638,627
Insurance
	ACE Ltd	5,239	$277,248
			$277,248
			$915,875
Aerospace & Defense
	L-3 Communications Holdings Inc	22,400	$1,652,672
	Precision Castparts Corp	11,200	$666,176
	Rockwell Collins Inc	40,800	$1,594,872
			$3,913,720
Air Freight & Logistics
	CH Robinson Worldwide Inc	29,000	$1,595,870
	Expeditors International of Washington Inc	54,800	$1,823,196
	FedEx Corp	5,109	$327,742
			$3,746,808
Airlines
	Alaska Air Group Inc*	15,274	$446,765
	AMR Corp*	34,587	$369,043
	Continental Airlines Inc, Class B*	17,967	$324,484
	Delta Air Lines Inc*	54,994	$630,231
	JetBlue Airways Corp*	52,683	$374,049
			$2,144,572
Beverages
	Central European Distribution Corp*	43,600	$858,920
	Hansen Natural Corp*	31,000	$1,039,430
			$1,898,350
Biotechnology
	Alexion Pharmaceuticals Inc*	26,254	$950,132
	Celgene Corp*	5,957	$329,303
	Cephalon Inc*	16,741	$1,289,727
	Myriad Genetics Inc*	19,650	$1,302,009
	United Therapeutics Corp*	5,600	$350,280
	Vertex Pharmaceuticals Inc*	11,700	$355,446
			$4,576,897
Capital Markets
	Affiliated Managers Group Inc*	7,400	$310,208
	BlackRock Inc	6,863	$920,671
	Charles Schwab Corp/The	20,142	$325,696

	Knight Capital Group Inc, Class A*	15,305	$247,176
	Northern Trust Corp	17,000	$886,380
	Stifel Financial Corp*	7,949	$364,462
	TD Ameritrade Holding Corp*	80,200	$1,142,850
			$4,197,443
Chemicals
	Airgas Inc	67,800	$2,643,522
	Albemarle Corp	35,400	$789,420
	Ecolab Inc	86,900	$3,054,535
	Intrepid Potash Inc*	5,311	$110,309
	Monsanto Co	11,639	$818,804
	Mosaic Co/The	2,770	$95,842
	Scotts Miracle-Gro Co/The, Class A	6,655	$197,787
			$7,710,219
Commercial Banks
	Hancock Holding Co	5,067	$230,346
	TCF Financial Corp	16,080	$219,653
	UMB Financial Corp	5,163	$253,710
			$703,708
Commercial Services & Supplies
	Clean Harbors Inc*	9,000	$570,960
	Copart Inc*	10,000	$271,900
	Corrections Corp of America*	41,900	$685,484
	Covanta Holding Corp*	31,900	$700,524
	Iron Mountain Inc*	46,100	$1,140,053
	Pitney Bowes Inc	51,000	$1,299,480
	Stericycle Inc*	59,100	$3,077,928
	Waste Connections Inc*	38,467	$1,214,403
			$8,960,732
Communications Equipment
	F5 Networks Inc*	55,500	$1,268,730
	Harris Corp	130,400	$4,961,720
	Juniper Networks Inc*	39,100	$684,641
			$6,915,091
Computers & Peripherals
	Diebold Inc	7,438	$208,933
	NetApp Inc*	67,900	$948,563
			$1,157,496
Construction & Engineering
	Aecom Technology Corp*	91,489	$2,811,457
	Granite Construction Inc	2,294	$100,775
	Jacobs Engineering Group Inc*	30,546	$1,469,263
	Quanta Services Inc*	45,174	$894,445
	URS Corp*	20,184	$822,902
			$6,098,842
Construction Materials
	Martin Marietta Materials Inc	2,250	$218,430
			$218,430
Containers & Packaging
	Ball Corp	69,700	$2,898,823

	Crown Holdings Inc*	40,198	$771,802
	Pactiv Corp*	30,465	$757,969
			$4,428,594
Distributors
	LKQ Corp*	105,900	$1,234,794
			$1,234,794
Diversified Consumer Services
	American Public Education Inc*	9,500	$353,305
	Apollo Group Inc, Class A*	44,667	$3,422,386
	Corinthian Colleges Inc*	31,650	$518,111
	DeVry Inc	37,486	$2,152,071
	H&R Block Inc	14,509	$329,644
	ITT Educational Services Inc*	39,744	$3,774,885
	Strayer Education Inc	7,475	$1,602,715
			$12,153,117
Diversified Financial Services
	Interactive Brokers Group Inc, Class A*	63,270	$1,131,900
	IntercontinentalExchange Inc*	23,760	$1,958,774
	NASDAQ OMX Group Inc/The*	13,100	$323,701
			$3,414,376
Electric Utilities
	Allegheny Energy Inc	35,800	$1,212,188
			$1,212,188
Electrical Equipment
	Ametek Inc	27,500	$830,775
	Energy Conversion Devices Inc*	4,761	$120,025
	First Solar Inc*	879	$121,267
			$1,072,067
Electronic Equip., Instruments
	Amphenol Corp, Class A	63,700	$1,527,526
	Dolby Laboratories Inc, Class A*	77,600	$2,542,176
	Flir Systems Inc*	30,000	$920,400
	Itron Inc*	8,750	$557,725
	Mettler Toledo International Inc*	23,100	$1,556,940
	National Instruments Corp	15,500	$377,580
	Trimble Navigation Ltd*	38,000	$821,180
			$8,303,527
Energy Equipment & Services
	CARBO Ceramics Inc	26,803	$952,311
	FMC Technologies Inc*	28,900	$688,687
	Helmerich & Payne Inc	32,500	$739,375
	IHS Inc, Class A*	48,300	$1,807,386
	Smith International Inc	36,732	$840,795
	Superior Energy Services Inc*	34,400	$547,992
	Weatherford International Ltd*	10,093	$109,206
			$5,685,752
Food & Staples Retailing
	BJ's Wholesale Club Inc*	33,794	$1,157,782
	Kroger Co/The	23,365	$617,070
			$1,774,852

Food Products
	Dean Foods Co*	10,519	$189,026
	HJ Heinz Co	10,665	$401,004
	Kellogg Co	2,460	$107,871
	Ralcorp Holdings Inc*	22,421	$1,309,386
			$2,007,288
Health Care Equipment & Supplies
	Covidien Ltd	18,061	$654,531
	CR Bard Inc	38,900	$3,277,714
	Edwards Lifesciences Corp*	7,145	$392,618
	Gen-Probe Inc*	19,600	$839,664
	Idexx Laboratories Inc*	14,000	$505,120
	Intuitive Surgical Inc*	13,750	$1,746,113
	Masimo Corp*	19,500	$581,685
	NuVasive Inc*	12,100	$419,265
	Resmed Inc*	35,200	$1,319,296
	St Jude Medical Inc*	103,242	$3,402,856
	Varian Medical Systems Inc*	49,634	$1,739,175
	Wright Medical Group Inc*	44,200	$903,006
			$15,781,043
Health Care Providers & Services
	Express Scripts Inc*	68,764	$3,780,645
	HMS Holdings Corp*	8,000	$252,160
	Laboratory Corp of America Holdings*	17,000	$1,094,970
	Medco Health Solutions Inc*	27,136	$1,137,270
	Mednax Inc*	26,700	$846,390
	Omnicare Inc	28,798	$799,432
	Psychiatric Solutions Inc*	20,000	$557,000
	VCA Antech Inc*	30,400	$604,352
			$9,072,219
Health Care Technology
	Cerner Corp*	9,119	$350,626
			$350,626
Hotels Restaurants & Leisure
	Burger King Holdings Inc	95,000	$2,268,600
	Panera Bread Co, Class A*	14,049	$733,920
	Penn National Gaming Inc*	92,600	$1,979,788
	WMS Industries Inc*	42,800	$1,151,320
	Wynn Resorts Ltd*	9,600	$405,696
			$6,539,324
Household Durables
	Jarden Corp*	109,550	$1,259,825
	KB Home	6,738	$91,772
	Leggett & Platt Inc	7,376	$112,041
	MDC Holdings Inc	3,162	$95,809
	NVR Inc*	487	$222,194
	Pulte Homes Inc	8,722	$95,331
	Toll Brothers Inc*	11,354	$243,316
			$2,120,288
Household Products

	Church & Dwight Co Inc	40,300	$2,261,636
			$2,261,636
Insurance
	AON Corp	27,332	$1,248,526
	Brown & Brown Inc	66,000	$1,379,400
	Fidelity National Financial Inc, Class A	11,500	$204,125
	Travelers Cos Inc/The	4,996	$225,819
	WR Berkley Corp	97,000	$3,007,000
			$6,064,870
Internet Software & Services
	Equinix Inc*	17,150	$912,209
			$912,209
IT Services
	Alliance Data Systems Corp*	65,200	$3,033,756
	Cognizant Technology Solutions Corp, A Shares*	93,900	$1,695,834
	Fiserv Inc*	86,400	$3,142,368
	Mastercard Inc, Class A	3,200	$457,376
	Paychex Inc	21,500	$565,020
	SAIC Inc*	34,500	$672,060
			$9,566,414
Life Sciences Tools & Services
	Illumina Inc*	21,100	$549,655
	Thermo Fisher Scientific Inc*	22,444	$764,667
			$1,314,322
Machinery
	Briggs & Stratton Corp	16,823	$295,917
	Bucyrus International Inc	35,900	$664,868
	Danaher Corp	16,400	$928,404
			$1,889,189
Marine
	Eagle Bulk Shipping Inc	12,174	$83,027
	Genco Shipping & Trading Ltd	6,304	$93,299
			$176,326
Media
	DIRECTV Group Inc/The*	14,702	$336,823
	John Wiley & Sons Inc, Class A	76,300	$2,714,754
	Scripps Networks Interactive Inc, Class A	16,000	$352,000
			$3,403,577
Metals & Mining
	Nucor Corp	475	$21,945
			$21,945
Multiline Retail
	Dollar Tree Inc*	40,638	$1,698,668
	Family Dollar Stores Inc	22,598	$589,130
	Kohl's Corp*	11,200	$405,440
			$2,693,238
Oil, Gas & Consumable Fuels
	Concho Resources Inc*	34,300	$782,726
	Continental Resources Inc*	71,018	$1,470,783
	EOG Resources Inc	4,120	$274,310

	PetroHawk Energy Corp*	52,736	$824,264
	Plains Exploration & Production Co*	14,703	$341,698
	Range Resources Corp	44,509	$1,530,665
	Southwestern Energy Co*	53,253	$1,542,739
	Ultra Petroleum Corp*	4,459	$153,880
	Whiting Petroleum Corp*	6,312	$211,200
	XTO Energy Inc	70,662	$2,492,249
			$9,624,512
Personal Products
	Alberto-Culver Co	97,800	$2,397,078
	Chattem Inc*	8,629	$617,232
			$3,014,310
Pharmaceuticals
	Perrigo Co	56,894	$1,838,245
			$1,838,245
Professional Services
	CoStar Group Inc*	16,650	$548,451
	Dun & Bradstreet Corp	28,900	$2,231,080
	FTI Consulting Inc*	19,878	$888,149
			$3,667,680
Real Estate Investment Trusts
	Annaly Capital Management Inc	12,897	$204,675
			$204,675
Road & Rail
	CSX Corp	5,848	$189,885
	JB Hunt Transport Services Inc	69,400	$1,823,138
	Norfolk Southern Corp	4,361	$205,185
	Union Pacific Corp	4,320	$206,496
			$2,424,704
Semiconductors &
Semiconductor Equipment
	Altera Corp	14,363	$240,006
	Broadcom Corp, Class A*	104,446	$1,772,449
	Lam Research Corp*	13,000	$276,640
	MEMC Electronic Materials Inc*	17,700	$252,756
	Microchip Technology Inc	29,700	$580,041
	Microsemi Corp*	58,196	$735,597
	Silicon Laboratories Inc*	15,600	$386,568
			$4,244,057
Software
	Activision Blizzard Inc*	133,268	$1,151,436
	Ansys Inc*	29,700	$828,333
	Blackboard Inc*	29,700	$779,031
	Intuit Inc*	86,800	$2,064,972
	McAfee Inc*	13,021	$450,136
	Quest Software Inc*	15,468	$194,742
	Salesforce.com Inc*	17,150	$548,972
	Symantec Corp*	23,417	$316,598
			$6,334,219
Specialty Retail

	Advance Auto Parts Inc	29,500	$992,675
	Bed Bath & Beyond Inc*	27,500	$699,050
	Childrens Place Retail Stores Inc/The*	12,658	$274,425
	GameStop Corp, Class A*	68,900	$1,492,374
	Gap Inc/The	20,000	$267,800
	Guess ? Inc	37,600	$577,160
	PetSmart Inc	7,213	$133,080
	Ross Stores Inc	48,265	$1,434,918
	Sherwin-Williams Co/The	7,000	$418,250
	Staples Inc	14,000	$250,880
	TJX Cos Inc	23,854	$490,677
	Urban Outfitters Inc*	47,300	$708,554
			$7,739,844
Textiles, Apparel & Luxury Goods
	Carter's Inc*	12,033	$231,756
	Coach Inc*	69,900	$1,451,823
			$1,683,579
Thrifts & Mortgage Finance
	Hudson City Bancorp Inc	80,599	$1,286,360
			$1,286,360
Trading Companies & Distributors
	Fastenal Co	87,400	$3,045,890
			$3,045,890
Water Utilities
	Aqua America Inc	16,103	$331,561
			$331,561
Wireless Telecommunication Services
	American Tower Corp, Class A*	52,486	$1,538,890
	MetroPCS Communications Inc*	14,300	$212,355
	NII Holdings Inc*	95,800	$1,741,644
	SBA Communications Corp, Class A*	123,847	$2,021,183
			$5,514,072
			$206,649,794
			$215,562,647
	Midcap SPDR Trust Series 1	13,721	$1,333,407
			$1,333,407
Money Market Fund
	AIM Liquid Assets Portfolio	2,587,528	$2,587,528
			$2,587,528

UBS Securities, 0.03%, dated 12/31/08, due 01/02/09,
repurchase price $7,763,028 collateralized by U.S.
Government Discount Notes ranging 0.00% - 0.00%,
maturing 01/30/09 - 06/24/09; total market value of
$7,918,275.	7,750,369	$7,750,369
		$7,750,369
Total Investments (c) (Cost $282,627,468)		$227,233,950
Liabilities in Excess of Other Assets		-$3,118,555
Net Assets		$224,115,395

* Denotes a non-income producing security.
(a) Fair Valued Security.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected on December 31, 2008.
(c) See Notes to Statement of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR American Depository Receipt

NVIT Multi-Manager Mid Cap Growth Fund
Pro Forma Notes to Financial Statements
December 31, 2008
(Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of December 31, 2008, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the NVIT Multi-Manager Mid Cap Growth Fund (the “Multi Manager Fund”). The Trust currently operates fifty-eight (58) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements of the Fund.

Basis of Pro forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the NVIT Mid Cap Growth Fund by the Multi Manager Fund, as if such acquisition had taken place as of December 31, 2008. Under the terms of the Plan of Reorganization, the combination of the NVIT Mid Cap Growth Fund and the Multi Manager Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (the “Transaction”) of the net assets of the NVIT Mid Cap Growth Fund in exchange for shares of the Multi Manager Fund at net asset value. The statement of assets and liabilities and the related statement of operations of NVIT Mid Cap Growth Fund and Multi Manager Fund have been combined as of and for the six-months ended December 31, 2008. The accompanying pro forma financial statements should be read in conjunction with the financial statements of NVIT Mid Cap Growth Fund and Multi Manager Fund included in their annual report dated December 31, 2007, annual report dated December 31, 2008 (when available), and semi-annual report dated June 30, 2008. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of NVIT Mid Cap Growth Fund by Multi Manager Fund had taken place as of December 31, 2008.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Multi Manager Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of

“Valuation Time.” Valuation Time is the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Multi Manager Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining “Fair Value.” For example, fair value determinations may take into account a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Multi Manager Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Multi Manager Fund, the Multi Manager Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Multi Manager Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

The Multi Manager Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Multi Manager Fund’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

  Level 1 — quoted prices in active markets for identical assets.
  Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
  Level 3 — significant unobservable inputs (including the Multi Manager Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Multi Manager Fund’s net assets as of December 31, 2008:

Level 1 – Quoted Prices		Level 2 – Other Significant Observable		Level 3 Significant Unobservable Inputs		Total
		Inputs
Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
$218,727,410	$-	$8,506,541	$-	$-	$-	$227,233,950	$-

* Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

(b)	Repurchase Agreements

The Multi Manager Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Multi Manager Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Multi Manager Fund’s custodian or another qualified sub- custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Multi Manager Fund may be delayed or limited. The Multi Manager Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c)	Foreign Currency Transactions

The accounting records of the Multi Manager Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Multi Manager Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Multi Manager Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Multi Manager Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Futures Contracts

The Multi Manager Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Multi Manager Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Multi Manager Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Multi Manager Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” payments, are made or received each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Multi Manager Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Multi Manager Fund may write options contracts. A written option obligates the Multi Manager Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. When the Multi Manager Fund writes an option, an amount equal to the premium received by the Multi Manager Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Multi Manager Fund on the expiration date as realized gains from investments and the difference between the premium and the amount paid on effecting a closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Multi Manager Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Multi Manager Fund. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes. The Multi Manager Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g)	Swap Contracts

The Multi Manager Fund may engage in swap contracts in order to obtain a desired return at a lower cost than if the Multi Manager Fund had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller. As of December 31, 2008, the Multi Manager Fund did not have any swap contracts outstanding.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Multi Manager Fund may lend its portfolio securities, up to 33S% of the Multi Manager Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Multi Manager Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Multi Manager Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Multi Manager Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Multi Manager Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. As of December 31, 2008, the Multi Manager Fund had no securities on loan.

(j)	Distributions to Shareholders

The Multi Manager Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Multi Manager Fund’s distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. To the extent these changes are permanent (i.e., reclassification of market discounts, foreign exchange gain/loss, and paydowns), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Multi Manager Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in capital.

(k)	Federal Income Taxes

It is the policy of the Multi Manager Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Multi Manager Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Multi Manager Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Multi Manager Fund’s current financial statements. The Multi Manager Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Multi Manager Fund’s taxable years 2005 to 2008 remain subject to examination by the Internal Revenue Service. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Multi Manager Fund’s NAV and financial statements.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Multi Manager Fund are charged to the Multi Manager Fund. Expenses not directly attributable to the Multi Manager Fund are allocated proportionately among various or all funds within the Trust. The method used by the Multi Manager Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Multi Manager Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the investment of the assets and supervises the daily business affairs of the Multi Manager Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), whose parent company is Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Multi Manager Fund. The subadvisers listed below manage all or a portion of the Multi Manager Fund’s investments and have the responsibility for making all investment decisions for that portion of the Multi Manager Fund unless otherwise indicated. Below is a list of the subadvisers to the Multi Manager Fund:

Subadvisers

  American Century Investment Management, Inc.
  Neuberger Berman Management Inc.

Under the terms of the Investment Advisory Agreement, the Multi Manager Fund pays NFA an investment advisory fee of 0.75% based on that Multi Manager Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, NFA paid the subadvisers $11,125,867 for the period ended December 31, 2008.

Effective July 3, 2008, NFA and the Multi Manager Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, short-sale dividend expenses, other expenses which are capitalized in accordance with GAAP and may exclude other non-routine expenses not incurred in the ordinary course of the Multi Manager Fund’s business) from exceeding 0.82% for all share classes until at least July 1, 2009.

NFA may request and receive reimbursement from the Multi Manager Fund of the advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Multi Manager Fund was made, (as described below), if the Multi Manager Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Multi Manager Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Multi Manager Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

As of December 31, 2008, the cumulative potential reimbursements for the Multi Manager Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Multi Manager Fund was made for expenses reimbursed by NFA would be:

Amount
Period Ended
December 31, 2008
$53,450

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Multi Manager Fund, and serves as Transfer and Dividend Disbursing Agent for the Multi Manager Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in proportion to the average daily net assets of each fund and are paid to NFM.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the

NVIT Investor Destinations Moderately Conservative Fund, and the NVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA and NFM have entered into agreements with Citi Fund Services, Inc. (“Citi”), pursuant to which Citi provides sub-administration and sub-transfer agency services to the Multi Manager Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Multi Manager Fund’s principal underwriter, is compensated by the Multi Manager Fund for expenses associated with the distribution of the Class II shares of the Multi Manager Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Multi Manager Fund at an annual rate not to exceed 0.25% .

Under the terms of an Administrative Services Plan, the Multi Manager Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Multi Manager Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Multi Manager Fund.

For the period ended December 31, 2008, NFS received Administrative Services Fees from the Multi Manager Fund in the amount of $360,680.

Under the terms of the Multi Manager Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, by and among NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Multi Manager Fund’s portion of ongoing administration, monitoring and annual (audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the period ended December 31, 2008, the Multi Manager Fund’s portion of such costs amounted to $4,433.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Multi Manager Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50% . The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. The line of credit is renewed annually, expiring on June 24, 2008, with a commitment fee of 0.07% per year on $100,000,000. The Board of Trustees has approved a one-month extension beyond June 24, 2008, the date of expiration for the Trust’s former line of credit, as well as a one-year renewal to begin at the expiration of such extension. There are four (4) other lenders participating in this arrangement. Advances taken by the Multi Manager Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Multi Manager Fund’s borrowing restrictions. There were no borrowings under this line of credit for the period ended December 31, 2008.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the funds of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). The earnings credits are allocated across those funds that use DDAs based on the number of open shareholder accounts in each Fund. If the earnings credits for a particular month exceed gross service charges generated by the DDAs, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the

DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trustees and certain Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with the Trust’s vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

7. New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Multi Manager Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Multi Manager Fund’s Financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Multi Manager Fund’s financial statements and related disclosures.

8. Federal Tax Information

As of December 31, 2008, the Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

	Acquiring Fund	Target Fund
	Multi-Manager	NVIT Mid Cap
Expiration Date	Fund	Growth Fund
2009	$-	$(13,069,786)
2010	$-	$(56,598,075)
2016	$(27,620,158)	$(37,484,540)
Total	$(27,620,158)	$(107,152,401)

The Funds may not realized the benefit of these losses to the extent the Multi-Manager Fund does not realized gains on investments prior to the expiration of the capital loss carryover.

PART C

OTHER INFORMATION

Item 15.	Indemnification. The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as
"Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such
Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding
(as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the
"1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant now in effect;

	(a)	Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the “Amended Declaration”), of Registrant,
Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or
“NVIT”)
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

(i)	Amending Resolutions dated September 30, 2004 to the Amended
Declaration
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

(ii)	Amending Resolutions dated March 11, 2005 to the Amended
Declaration
Filing: Post-Effective Amendment No. 82 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(iii)	Amending Resolutions dated January 12, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(iv)	Amending Resolutions dated March 10, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 96 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 20, 2006

(v)	Amending Resolutions dated December 7, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 99 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 19, 2007

(vi)	Amending Resolutions dated January 12, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(vii)	Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated Agreement and Declaration of Trust
Filing: Post-Effective Amendment No. 120 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(viii)	Amending Resolutions dated June 12, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(ix) Amending Resolutions dated November 9, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(x) Amending Resolutions dated December 3, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(xi) Amending Resolutions dated January 9, 2008 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a) Amended and Restated Bylaws, amended and restated as of October 28, 2004
(the “Amended Bylaws”), of the Trust
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

(i) Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated By-Laws
Filing: Post-Effective Amendment No. 120 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(3)	Copied of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Form of Agreement and Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Mid Cap
Growth Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(b) Form of Agreement and Plan of Reorganization and Liquidation between the
Registrant, on behalf of NVIT Investor Destinations Moderate Fund, and
JPMorgan NVIT Balanced Fund, is filed herewith as Exhibit B to the
Prospectus/Proxy Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-
laws of the Registrant;

(a) Certificates for shares are not issued. Articles III, V and VI of the Amended
Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 1(b), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a) Investment Advisory Agreement among the Trust and Nationwide Fund
Advisors (“NFA”) dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form
N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(i) Schedule A to the Investment Advisory Agreement among the Trust and NFA, dated as of May 1, 2007, as amended March 24, 2008
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(b) Subadvisory Agreements

(i) Subadvisory Agreement among the Trust, NFA and Gartmore Global
Partners for the NVIT Multi-Manager Small Company Fund, Gartmore
NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets
Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT
Global Utilities Fund and Gartmore NVIT Developing Markets Fund,
which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(ii) Subadvisory Agreement among the Trust, NFA and Oberweis Asset
Management, Inc. for the NVIT Multi-Manager Small Cap Growth
Fund, a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(iii) Subadvisory Agreement among the Trust, NFA and Neuberger Berman
Management Inc. for the NVIT Multi-Manager Small Company Fund,
a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(iv)	Subadvisory Agreement among the Trust, NFA and American Century
Investment Management, Inc. for the NVIT Multi-Manager Small
Company Fund, a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(v)	Subadvisory Agreement among the Trust, NFA and Federated
Investment Management Company for the Federated NVIT High
Income Bond Fund, a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(vi)	Subadvisory Agreement among the Trust, NFA and Morgan Stanley
Investment Management, Inc. (an assignee of Morgan Stanley
Investments LP, formerly Miller Anderson & Sherrerd, LP) for the Van
Kampen NVIT Multi Sector Bond Fund and NVIT Multi-Manager
Small Company Fund, which are series of the Trust, dated as of May 1,
2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(vii)	Subadvisory Agreement among the Trust, NFA and J.P. Morgan
Investment Management, Inc. for the JPMorgan NVIT Balanced Fund,
NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-
Manager International Value Fund, which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(a) Amendment to Subadvisory Agreement among the Trust,
NFA and J.P. Morgan Investment Management, Inc., dated as
of February 7, 2008
Filing: Post-Effective Amendment No. 115 to Registration
Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(viii)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset
Management for the Van Kampen NVIT Comstock Value Fund, a
series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(ix)	Subadvisory Agreement among the Trust, NFA and Waddell & Reed
Investment Management Company for the NVIT Multi-Manager Small

Cap Growth Fund and NVIT Multi-Manager Small Company Fund,
which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(x)	Subadvisory Agreement among the Trust, NFA and Epoch Investment
Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund, a
series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(xi)	Subadvisory Agreement among the Trust, NFA and BlackRock
Investment Management, LLC for the NVIT S&P 500 Index Fund,
NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT
International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(xii)	Subadvisory Agreement among the Trust, NFA and Morley Capital
Management, Inc. for the NVIT Enhanced Income Fund, a series of the
Trust, dated as of September 1, 2007
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xiii)	Subadvisory Agreement among the Trust, NFA and NorthPointe
Capital, LLC for the NVIT Mid Cap Growth Fund, a series of the
Trust, dated as of October 1, 2007
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xiv)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein
L.P. for the NVIT Multi-Manager International Value Fund, a series of the Trust, dated as of November 14, 2007
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xv)	Subadvisory Agreement among the Trust, NFA and Putnam Investment
Management, LLC for the NVIT Multi-Manager Small Company Fund,
a series of the Trust, dated as of November 9, 2007
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xvi)	Subadvisory Agreement among the Trust, NFA and Goldman Sachs
Asset Management, L.P. for the NVIT Multi-Manager Large Cap
Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xvii)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman
Management Inc. for the NVIT Multi-Manager Large Cap Growth
Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger
Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman
NVIT Socially Responsible Fund, which are series of the Trust, dated
March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xviii)	Subadvisory Agreement among the Trust, NFA and Lehman Brothers
Asset Management LLC for the Lehman Brothers NVIT Core Plus
Bond Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xix)	Subadvisory Agreement among the Trust, NFA and Wells Capital
Management, Inc. for the NVIT Multi-Manager Large Cap Growth
Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xx)	Subadvisory Agreement among the Trust, NFA and AIM Capital
Management, Inc. (now known as Invesco Aim Capital Management,
Inc.) for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxi)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset
Management, LLC for the NVIT Government Bond Fund, NVIT
Money Market Fund, and NVIT Money Market Fund II, which are
series of the Trust, dated as of January 1, 2008
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xxii)	Subadvisory Agreement among the Trust, NFA and American Century
Investment Management, Inc. for the NVIT Multi-Manager Mid Cap
Growth Fund and NVIT Multi-Manager Mid Cap Value Fund, which are series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxiii)	Subadvisory Agreement among the Trust, NFA and RiverSource
Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a
series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxiv)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel
& Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a
series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxv)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset
Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxvi)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset
Management Inc. for the NVIT Global Financial Services Fund, NVIT
Health Sciences Fund, NVIT Technology and Communications Fund,
NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT
Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-
Manager Small Cap Value Fund and NVIT Multi-Manager Small
Company Fund, which are series of the Trust, dated as of October 1,
2007
Filing: Post-Effective Amendment No. 104 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: December 20, 2007

(xxvii)	Subadvisory Agreement among the Trust, NFA and Wellington
Management Company, LLP for the NVIT Multi-Manager Large Cap
Value Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

		(xxviii)	Subadvisory Agreement among the Trust, NFA and Deutsche
Investment Management Americas Inc. for the NVIT Multi-Manager
Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

		(xxix)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset
Management, LLC for the NVIT Core Bond Fund and NVIT Short
Term Bond Fund, which are series of the Trust, dated as of March 24,
2008
Filing: Post-Effective Amendment No. 115 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

		(xxx)	Subadvisory Agreement among the Trust, NFA and American Century
Global Investment Management, Inc. for the NVIT Multi-Manager
International Growth Fund, a series of the Trust, dated as of March 24,
2008
Filing: Post-Effective Amendment No. 115 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

		(xxxi)	Subadvisory Agreement among the Trust, NFA and
OppenheimerFunds, Inc. for the NVIT Multi-Manager Small Cap
Growth Fund, a series of the Trust
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide
Fund Distributors LLC (“NFD”)
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form
N-1A
File No.: 002-73024
Filing Date: April 30, 2007

		(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007 and January 9, 2008, between the Trust and NFD
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the
Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a) Global Custody Agreement dated April 4, 2003 between the Trust and
JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 62 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2003

(i) Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 74 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: August 31, 2004

(ii) Amendment to Global Custody Agreement dated as of January 12,
2006 between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(iii) Waiver to Global Custody Agreement dated as of May 2, 2005
Filing: Post-Effective Amendment No. 82 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(iv) Rider to Global Custody Agreement Cash Trade Execution Product
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(v) Fund List to Global Custody Agreement dated May 1, 2008 between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: on September 25, 2008

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended December 3, 2007 and May 1, 2008
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

	(b)	Rule 18f-3 Plan effective May 1, 2007, as amended December 3, 2007 and January 9,
2008
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

	(a)	Opinion and Consent of Counsel dated January 7, 2009 is filed herewith as Exhibit EX-
99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel with respect to certain tax consequences will be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Fund Administration and Transfer Agency Agreement, amended and restated as of June
11, 2008 between the Trust and Nationwide Fund Management LLC
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

	(b)	Administrative Services Plan effective May 1, 2007, as amended December 3, 2007 and
May 1, 2008
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(i) Form of Servicing Agreement
Filing: Post-Effective Amendment No. 55 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: October 15, 2002

	(c)	Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, NVIT
Technology and Communications Fund, NVIT Money Market Fund, NVIT Mid Cap
Growth Fund , NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid
Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, Gartmore
NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore
NVIT International Equity Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager
Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-
Manager International Growth Fund, NVIT Core Bond Fund, Lehman Brothers NVIT

Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger
Berman NVIT Multi Cap Opportunities Fund, Van Kampen NVIT Real Estate Fund,
NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund,
NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital
Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal
Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Short Term Bond
Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(i) Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended July 1, 2008
Filing: Post-Effective Amendment No. 121 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(d)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay
Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D.
McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J.
Holland.
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(e)	Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”)
and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(f)	Fund Participation Agreement dated May 1, 2007 by and among the Trust, NFA, NFD,
Nationwide Financial Services, Inc., American Funds Insurance Series and Capital
Research and Management Company
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(g)	Master-Feeder Services Agreement between the Trust and Nationwide Fund Management
LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds
NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American
Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”)
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(h)	Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2007, relating to the Feeder Funds
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

	(i)	Fee Waiver Agreement between the Trust and NFD effective as of March 27, 2008 relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive
Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT
Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT
Cardinal Conservative Fund, which are series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

	(j)	Fee Waiver Agreement between the Trust and NFA effective April 8, 2008 relating to the
NVIT Multi-Manager Small Cap Value Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

	(k)	Fee Waiver Agreement between the Trust and NFA effective April 8, 2008 relating to the
Van Kampen NVIT Multi Sector Bond Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

	(l)	Fee Waiver Agreement between the Trust and NFD effective August 1, 2008 relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm is filed herewith as
Exhibit EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney dated December 10, 2008 are filed herewith as Exhibit EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

	(i)	Code of Ethics for the Trust
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

	(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

	(iii)	Code of Ethics dated May 18, 2007 for NFD

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(iv)	Code of Ethics dated January 1, 2005 for Federated Investment Management Company
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(v)	Code of Ethics dated March 2004 for Gartmore Global Partners
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(vi)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc.
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(vii)	Advisory Employee Investment Transaction Policy dated April 26, 2007 for BlackRock
Investment Management, LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(viii)	Code of Ethics dated September 2006 for Neuberger Berman Management Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(ix)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management
Company
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(x)	Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management
Inc., indirect parent of Van Kampen Asset Management, Inc.
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(xi)	Code of Ethics dated August 23, 2007 for Oberweis Asset Management, Inc.
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(xii)	Code of Ethics dated December 2007 for American Century Investment Management,
Inc. and American Century Global Investment Management, Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xiii)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc.
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024

Filing Date: April 29, 2008

(xiv)	Code of Ethics dated December 2006 for the American Funds and The Capital Group
Companies, Inc.
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(xv)	Code of Ethics dated February 2008 for AllianceBernstein L.P.
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xvi)	Code of Ethics dated December 2006 for Putnam Investment Management, LLC
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xvii)	Code of Ethics dated January 23, 2007 for Goldman Sachs Asset Management, LP
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008.

(xviii)	Code of Ethics dated January 2008 for Lehman Brothers Asset Management LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xix)	Code of Ethics dated February 2007 for Wells Capital Management Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xx)	Code of Ethics dated February 16, 2006 for AIM Capital Management, Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxi)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxii)	Code of Ethics dated January 2008 for RiverSource Investments LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxiii)	Code of Ethics dated March 2006 for Thompson, Siegel & Walmsley LLC
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xxiv)	Code of Ethics dated February 1, 2006 for Aberdeen Asset Management Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024

Filing Date: March 24, 2008

(xv)	Code of Ethics dated May 18, 2007 for Morley Capital Management Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xvi)	Code of Ethics dated December 28, 2007 for NorthPointe Capital, LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xvii)	Code of Ethics dated January 1, 2007 for Wellington Management Company, LLP for
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xviii)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas
Inc.
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xxix)	Code of Ethics dated November 30, 2007 for OppenheimerFunds, Inc.
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(xxx)	Prospectus for NVIT Multi-Manager Mid Cap Growth Fund dated March 24, 2008, amended May 1, 2008
Filing: Filing of the definitive copies of the prospectus under Rule 497 to Post-Effective
Amendment No. 114 Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: May 1, 2008

(xxxi)	Prospectus for NVIT Investor Destinations Moderate Fund dated May 1, 2008
Filing: Filing of the definitive copies of the prospectus under Rule 497 to Post-Effective
Amendment No. 119 Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: May 1, 2008

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule
145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1)
above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the
1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Conshohocken and the State of Pennsylvania on the 7th day of
January, 2009.
NATIONWIDE VARIABLE INSURANCE TRUST

By: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST
Opinion and Consent of Counsel	EX-99(11)(a)
Consent of Independent Registered Public Accounting Firm	EX-99(14)(a)
Powers of Attorney	EX-99(16)(a)